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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund for the quarter ended November 30, 2007. These six series have a February 28 fiscal year end.

Date of reporting period: November 30, 2007

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.3%
U.S. Treasury Bills ß:
2.70%, 01/03/2008	$22,334,000	$22,282,074
3.03%, 03/06/2008	24,128,000	23,937,107
3.06%, 03/06/2008	25,000,000	24,800,250
3.40%, 12/20/2007	8,985,000	8,970,574
3.47%, 12/06/2007	26,211,000	26,203,416
3.53%, 12/20/2007	1,105,000	1,103,158
3.55%, 12/20/2007	10,000,000	9,983,236
3.57%, 12/06/2007	8,709,000	8,706,408
3.58%, 12/20/2007	30,000,000	29,949,269
3.61%, 12/13/2007-12/27/2007	80,356,000	80,205,311
3.62%, 12/13/2007	10,271,000	10,260,672
3.66%, 12/06/2007	20,000,000	19,993,893
3.70%, 12/13/2007	50,000,000	49,948,681
3.75%, 12/13/2007-01/24/2008	36,561,000	36,516,128
3.78%, 12/20/2007	13,467,000	13,442,955
3.79%, 12/27/2007	50,000,000	49,873,833
3.84%, 12/06/2007	30,976,000	30,966,101
3.88%, 01/17/2008	295,000	293,570
3.90%, 01/10/2008	3,725,000	3,709,666
3.95%, 01/17/2008	187,000	186,077
3.99%, 01/10/2008	7,116,000	7,086,030
4.07%, 01/17/2008	4,776,000	4,751,702
4.14%, 12/06/2007	13,339,000	13,334,398
4.17%, 12/06/2007	69,000	68,976

Total Investments (cost $476,573,485) 100.3%		476,573,485
Other Assets and Liabilities (0.3%)		(1,436,146)

Net Assets 100.0%		$475,137,339

ß	Rate shown represents the yield to maturity at date of purchase.

On November 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 11.5%
Allied Irish Banks plc, 5.05%, 02/19/2008	$200,000,000	$200,000,000
Bank of Montreal, 5.18%, 12/31/2007	200,000,000	200,000,000
Barclays Bank plc:
5.22%, 12/26/2007	85,000,000	85,000,000
5.28%, 01/22/2008	150,000,000	150,000,000
5.37%, 01/25/2008	100,000,000	100,000,000
Branch Banking & Trust Co., 4.81%, 12/21/2007	150,000,000	150,000,000
Credit Suisse First Boston Corp., 5.32%, 01/03/2008	150,000,000	149,974,863
Deutsche Bank AG, 4.65%, 12/03/2007	135,000,000	135,000,000
Harris Bankcorp, Inc., 5.33%, 01/18/2008	125,000,000	125,000,000
HBOS plc, 5.28%, 01/14/2008	100,000,000	100,000,000
Royal Bank of Canada, 3.60%, 12/05/2007	80,000,000	80,000,000
Royal Bank of Scotland, 5.66%, 12/10/2007	100,000,000	100,000,000
Societe Generale:
4.60%, 12/03/2007	100,000,000	100,000,000
4.77%, 12/31/2007	113,000,000	112,999,224
SunTrust Banks, Inc., 4.57%, 12/03/2007	100,000,000	100,000,000
Svenska Handelsbank, 5.13%, 04/07/2008	100,000,000	100,003,410
UBS AG, 5.45%, 03/07/2008	113,000,000	113,092,920

Total Certificates of Deposit (cost $2,101,070,417)		2,101,070,417

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
Floating-rate 1.1%
Paragon Mtge. plc, Ser. 13A, Class A1, 4.66%, 12/15/2007 144A + (cost $196,244,539)	196,244,539	196,244,539

COMMERCIAL PAPER 51.7%
Asset-Backed 25.6%
Anglesea Funding, LLC:
5.16%, 02/01/2008	56,675,000	56,188,067
5.20%, 12/03/2007	120,000,000	120,000,000
5.22%, 12/21/2007	100,000,000	99,739,000
5.27%, 12/03/2007	94,846,000	94,846,000
Belmont Funding, LLC:
5.17%, 01/11/2008	75,000,000	74,579,937
5.20%, 12/03/2007	77,000,000	77,000,000
5.29%, 01/18/2008	150,000,000	148,986,083
5.38%, 01/11/2008	200,000,000	198,834,333
5.50%, 12/07/2007	40,000,000	39,975,556
Check Point Charlie, Inc., 5.26%, 12/03/2007	80,000,000	80,000,000
Chesham Finance, LLC:
5.05%, 12/03/2007	75,000,000	75,000,000
5.10%, 01/10/2008	100,000,000	99,461,667
5.12%, 01/04/2008	100,000,000	99,545,156
5.16%, 07/08/2008	100,000,000	96,878,361
Concord Minuteman Capital Co., LLC:
5.15%, 12/03/2007	120,031,000	120,031,000
5.20%, 01/18/2008	100,000,000	99,335,556
5.23%, 01/22/2008	66,461,000	65,978,235
5.28%, 01/15/2008	125,000,000	124,211,667
5.30%, 01/10/2008	150,000,000	149,160,834
Crown Point Capital Co.:
4.85%, 12/03/2007	56,000,000	56,000,000
4.88%, 12/12/2007	50,000,000	49,939,000
5.05%, 01/29/2008	100,000,000	99,200,417
5.20%, 01/18/2008	125,000,000	124,169,444
5.30%, 01/16/2008	100,000,000	99,352,222
5.30%, 02/15/2008	90,000,000	89,019,500

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Ebury Finance, LLC:
5.04%, 01/30/2008	$150,000,000	$148,782,000
5.10%, 12/03/2007	120,000,000	120,000,000
5.50%, 02/27/2008	100,000,000	98,686,111
Fairway Finance Corp., 4.88%, 12/12/2007	75,000,000	74,908,500
Fenway Funding, LLC, 5.26%, 01/18/2008 +	100,000,000	99,327,889
Gemini Securitization Corp.:
4.80%, 12/03/2007	75,000,000	75,000,000
5.00%, 12/20/2007	69,000,000	68,837,083
Lexington Parker Capital Corp., LLC:
4.87%, 12/10/2007	100,000,000	99,905,306
5.05%, 01/29/2008	85,000,000	84,320,354
5.20%, 12/03/2007	100,000,000	100,000,000
5.30%, 01/16/2008	125,000,000	124,190,278
5.30%, 01/18/2008	150,000,000	148,984,167
Morrigan Trust Funding, LLC, 5.24%, 01/17/2008	75,000,000	74,508,750
Rams Funding, LLC, 5.04%, 12/24/2007 +	530,342,303	530,342,303
Ranger Funding Co., LLC, 5.19%, 03/18/2008	100,000,000	98,471,833
Rhineland Funding Capital Corp.:
5.25%, 12/21/2007 +	88,548,000	88,416,750
5.27%, 01/07/2008 +	50,000,000	49,743,819
Thunder Bay Funding, LLC:
5.05%, 12/21/2007	59,183,000	59,033,563
5.20%, 03/25/2008	100,000,000	98,367,778

		4,679,258,519

Capital Markets 1.1%
Merrill Lynch & Co., Inc., FRN, 4.78%, 12/21/2007	59,650,000	59,507,437
Natexis Banques Populaires, 4.72%, 12/28/2007	140,000,000	139,541,111

		199,048,548

Commercial Banks 19.5%
ABN AMRO Holding NV, 4.59%, 12/17/2007	125,000,000	124,776,875
Allied Irish Banks plc, 4.70%, 02/28/2008	70,000,000	69,204,917
Australia and New Zealand Banking Group, Ltd.:
4.60%, 12/03/2007	62,500,000	62,500,000
5.48%, 12/13/2007	70,000,000	69,893,542
Bank of Nova Scotia, 5.03%, 12/10/2007	90,000,000	89,911,975
Barclays U.S. Funding, LLC:
4.96%, 02/20/2008	50,000,000	49,456,326
5.18%, 01/10/2008	75,000,000	74,589,917
Bayerische Landesbank:
4.59%, 12/04/2007	250,000,000	249,968,125
4.77%, 12/27/2007	100,000,000	99,682,000
BNP Paribas Finance, Inc., 4.62%, 12/17/2007	50,000,000	49,910,167
Branch Banking & Trust Co., 5.17%, 03/03/2008	25,000,000	24,990,750
Commerzbank U.S. Finance:
4.72%, 12/27/2007	100,000,000	99,685,334
4.875%, 12/27/2007	100,000,000	99,675,000
5.12%, 01/14/2008	225,000,000	223,656,000
Danske Corp.:
4.55%, 12/05/2007	81,400,000	81,379,424
4.57%, 12/10/2007	100,000,000	99,911,139
4.74%, 12/28/2007	100,000,000	99,670,833
Depfa Bank plc, 5.17%, 01/02/2008	100,000,000	99,569,166

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Dexia Delaware, LLC:
4.68%, 12/06/2007	$200,000,000	$199,922,000
4.76%, 01/08/2008	50,000,000	49,762,000
5.03%, 12/06/2007	200,000,000	199,916,250
Erste Finance, LLC, 4.77%, 12/05/2007	200,000,000	199,947,000
Landesbank Baden-Wurttemberg:
4.73%, 01/09/2008	250,000,000	248,784,652
4.81%, 01/08/2008	125,000,000	124,398,750
Natixis:
4.59%, 12/12/2007	140,000,000	139,839,350
4.95%, 02/15/2008	150,000,000	148,473,750
Skandinaviska Enskilda Banken AB:
4.56%, 12/07/2007	100,000,000	99,949,333
4.82%, 01/28/2008	100,000,000	99,250,222
Societe Generale, 4.74%, 12/31/2007	175,000,000	174,355,514
Swedbank AB, 5.63%, 12/10/2007	100,000,000	99,890,528

		3,552,920,839

Diversified Financial Services 1.6%
UBS Finance Delaware, Inc., 4.75%, 05/27/2008	300,000,000	293,033,333

Insurance 1.5%
Irish Life & Permanent plc:
5.03%, 04/11/2008	100,000,000	98,183,611
5.03%, 04/14/2008	25,000,000	24,535,424
5.24%, 01/17/2008	150,000,000	149,133,944

		271,852,979

Thrifts & Mortgage Finance 2.4%
Nationwide Building Society:
4.80%, 02/29/2008	100,000,000	98,826,667
5.18%, 01/15/2008	100,000,000	99,381,278
5.54%, 12/14/2007	145,000,000	144,754,547
5.67%, 12/13/2007	100,000,000	99,842,500

		442,804,992

Total Commercial Paper (cost $9,438,919,210)		9,438,919,210

CORPORATE BONDS 25.4%
Capital Markets 7.6%
Bear Stearns Cos., FRN:
4.58%, 12/03/2007	100,000,000	100,000,000
4.65%, 12/14/2007	125,000,000	125,000,000
4.79%, 12/05/2007	125,000,000	125,000,000
5.16%, 01/29/2008	140,000,000	140,055,229
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	100,000,000	100,000,000
Lehman Brothers Holdings, Inc., FRN, 5.36%, 12/27/2007	150,000,000	150,000,000
Merrill Lynch & Co., Inc., FRN:
4.79%, 12/15/2007	75,000,000	75,000,000
4.93%, 12/24/2007	125,000,000	125,000,000
4.98%, 02/22/2008	115,000,000	115,000,000
Morgan Stanley, FRN:
4.78%, 12/17/2007	200,000,000	200,000,000
4.81%, 12/03/2007	100,000,000	100,000,000
5.33%, 01/18/2008	41,995,000	41,974,423

		1,397,029,652

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Commercial Banks 4.8%
Marshall & Ilsley Corp., 5.16%, 12/17/2007	$280,000,000	$279,985,671
National Bank of Canada, 4.84%, 02/01/2008	200,000,000	200,003,913
Royal Bank of Scotland, FRN:
4.76%, 12/03/2007	150,000,000	150,000,000
5.49%, 03/19/2008	150,000,000	150,000,000
WestLB AG, FRN, 4.72%, 12/10/2007 144A	100,000,000	100,000,000

		879,989,584

Consumer Finance 5.1%
American Express Centurion Bank, FRN:
4.87%, 12/07/2007	75,000,000	75,000,000
4.90%, 12/14/2007	90,000,000	90,000,000
American Express Co., FRN:
4.66%, 12/17/2007	100,000,000	99,996,285
4.74%, 12/20/2007	120,000,000	120,000,000
American Honda Finance Corp., FRN, 5.05%, 02/20/2008	200,000,000	200,000,000
BMW U.S. Capital Corp., LLC, FRN, 4.68%, 12/03/2007	150,000,000	150,000,000
General Electric Capital Corp., FRN, 4.81%, 12/24/2007	80,000,000	80,000,000
John Deere Capital Corp., FRN, 5.38%, 12/25/2007	110,000,000	110,000,000

		924,996,285

Diversified Financial Services 3.3%
CC USA, Inc., FRN, SIV, 3.61%, 12/04/2007 144A +	75,000,000	75,000,000
JPMorgan Chase & Co., FRN, 5.22%, 01/02/2008	100,000,000	99,769,039
Liberty Lighthouse U.S. Capital Corp., FRN, SIV, 4.57%, 12/03/2007 144A +	170,000,000	169,979,910
Liquid Funding, Ltd., FRN, SIV, 4.57%, 12/03/2007 144A +	60,000,000	60,000,000
Sigma Finance, Inc., FRN, SIV:
3.63%, 12/04/2007 144A +	90,000,000	90,000,000
5.38%, 04/23/2008 144A +	100,000,000	100,000,000

		594,748,949

Diversified Telecommunication Services 0.7%
BellSouth Corp., 4.24%, 04/26/2008 144A	125,000,000	124,431,053

Electric Utilities 1.4%
Georgia Power Co., FRN, 4.69%, 12/18/2007	75,000,000	75,000,000
Southern Co., FRN, 5.61%, 12/20/2007	175,000,000	175,000,000

		250,000,000

Insurance 2.4%
Allstate Corp., FRN:
4.73%, 12/17/2007	80,000,000	80,000,000
4.79%, 12/27/2007	65,000,000	65,000,000
Genworth Financial, Inc., FRN, 4.65%, 12/11/2007 144A	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 4.81%, 12/10/2007 144A	200,000,000	200,000,000

		445,000,000

Thrifts & Mortgage Finance 0.1%
Countrywide Financial Corp., FRN, 5.13%, 02/28/2008 +	20,000,000	20,000,000

Total Corporate Bonds (cost $4,636,195,523)		4,636,195,523

FUNDING AGREEMENTS 5.1%
Genworth Life Funding Agreement, 4.78%, 12/01/2007 +	100,000,000	100,000,000
Jackson National Life Funding Agreement:
4.85%, 12/22/2007 +	100,000,000	100,000,000
5.32%, 01/01/2008 +	25,000,000	25,000,000
5.41%, 12/29/2007 +	100,000,000	100,000,000
Metropolitan Life Funding Agreement, 5.30%, 01/11/2008 +	200,000,000	200,000,000

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

FUNDING AGREEMENTS continued
Transamerica Occidental Funding Agreement:
4.92%, 12/01/2007 +	$100,000,000	$100,000,000
4.93%, 12/01/2007 +	235,000,000	235,000,000
5.38%, 01/02/2008 +	65,000,000	65,000,000

Total Funding Agreements (cost $925,000,000)		925,000,000

MASTER NOTE 0.8%
Goldman Sachs Group, Inc., 4.75%, 12/01/2007 + (cost $150,000,000)	150,000,000	150,000,000

MUNICIPAL OBLIGATIONS 0.3%
Housing 0.3%
New York, NY Hsg. Dev. Corp. MHRB, 4.85%, VRDN, (LOC: Landesbank Hessen) (cost $50,000,000)	50,000,000	50,000,000

YANKEE OBLIGATIONS – CORPORATE 4.6%
Commercial Banks 4.0%
Anglo Irish Bank Corp. plc, FRN, 4.72%, 12/05/2007 144A	150,000,000	150,000,000
Bank of Ireland, FRN, 4.68%, 12/19/2007 144A	175,000,000	175,000,000
Bank of Nova Scotia:
4.58%, 12/11/2007 144A	50,000,000	49,949,111
4.62%, 12/03/2007 144A	75,000,000	75,000,000
HBOS plc, FRN, 5.25%, 03/12/2008 144A	160,000,000	157,666,667
HSH Nordbank AG, FRN, 4.79%, 12/21/2007 144A	125,000,000	125,000,000

		732,615,778

Insurance 0.6%
Irish Life & Permanent plc, FRN, 4.80%, 12/24/2007 144A	100,000,000	100,000,000

Total Yankee Obligations – Corporate (cost $832,615,778)		832,615,778

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 5.11% q	4,010,829	4,010,829
Federated Prime Value Obligation Fund, Class IS, 4.86% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 2.96% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $18,335,546,835) 100.5%		18,335,546,835
Other Assets and Liabilities (0.5%)		(91,925,040)

Net Assets 100.0%		$18,243,621,795

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2007.

q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
SIV	Structured Investment Vehicle

On November 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 103.4%
AIRPORT 2.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.70%, VRDN, (LOC: ABN AMRO Holding NV)	$10,000,000	$10,000,000
Atlanta, GA Arpt. RB, Ser. 1331, 3.68%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	5,022,500	5,022,500
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
3.82%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,645,000	2,645,000
Chicago, IL O’Hare Intl. Arpt. ROC:
3.70%, VRDN, (SPA: Deutsche Bank AG)	5,105,000	5,105,000
3.74%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Clark Cnty., NV Arpt. RB, Ser. 2007-330, 3.68%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	10,185,000	10,185,000
Clark Cnty., NV Passenger Facs. RB, McCarran Arpt. Proj., Ser. 2005A-1, 3.66%, VRDN, (Insd. by MBIA & SPA: Bayerische Landesbanken)	58,800,000	58,800,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC, 3.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,170,000	2,170,000
Dayton-Montgomery Cnty., OH Port Auth. RB, DHL 2007 Proj., Ser. A, 3.76%, VRDN, (SPA: Deutsche Bank AG)	40,000,000	40,000,000
Denver, CO City & Cnty. Arpt. RB, Arpt. & Marina Proj., Ser. C, 3.69%, VRDN, (Insd. by MBIA & LOC: Bank One)	5,000,000	5,000,000
Houston, TX Arpt. Sys. RB:
Ser. 0404, 3.71%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 3.74%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Ser. 2003-845, 3.68%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,995,000	2,995,000
JPMorgan Chase & Co. RB, PFOTER:
Ser. 1760, 3.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	35,765,000	35,765,000
Ser. 1761, 3.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,545,000	11,545,000
Metropolitan Washington Arpt. Auth. RB:
3.51%, 02/06/2008, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Ser. 2007-B, 4.50%, 10/01/2008, (Gtd. by Metropolitan Washington Airport Auth.)	10,335,000	10,415,796
Miami-Dade Cnty., FL Aviation Proj., Clipper Tax-Exempt Cert. Trust, Ser. 2005-41, 3.79%, VRDN, (Liq.: CIFG Assurance North America, Inc. & SPA: State Street Corp.)	33,770,000	33,770,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 3.85%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000

		258,463,296

CONTINUING CARE RETIREMENT COMMUNITY 0.9%
Allegheny Cnty., PA Hlth. & Hsg. Facs. IDA RRB, Longwood at Oakmont, Inc. Proj., Ser. 2001B-1, 5.23%, VRDN, (Insd. by Radian Group, Inc. & LOC: Bank of America Corp.)	22,575,000	22,575,000
California CDA RRB, Univ. Retirement Proj., 4.50%, VRDN, (LOC: Bank of America Corp.)	21,340,000	21,340,000
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 3.83%, VRDN, (LOC: Huntington Natl. Bank)	3,200,000	3,200,000
Gainesville & Hall Cnty., GA Dev. Facs. Auth. RB, Sr. Living Lanier Vlg. Proj., Ser. 2003-B, 5.10%, VRDN, (LOC: Radian Asset Assurance, Inc. & SPA: Lasalle Bank, NA)	35,025,000	35,025,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. A, 5.10%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	2,800,000	2,800,000

		84,940,000

EDUCATION 8.2%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 3.65%, VRDN, (LOC: ABN AMRO Holding NV)	21,995,000	21,995,000
Ser. 2003-14, 3.64%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	2,180,000	2,180,000
Ser. 2004-03, 3.65%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-07, 3.65%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.60%, 12/06/2007, (Insd. by FGIC & LOC: Bank of America Corp.)	15,995,000	15,995,000
Ser. 2004-32, 3.85%, 12/01/2007, (LOC: ABN AMRO Holding NV)	10,200,000	10,200,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II R 2015, 3.66%, VRDN, (LOC: CitiBank, NA)	5,260,000	5,260,000
Adrian, MI Sch. Dist. ROC RR II 2124, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	3,455,000	3,455,000
Alabama Board of Ed. RB, Ser. 709, 3.67%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	5,380,000	5,380,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.61%, VRDN, (LOC: AmSouth Bancorp)	$5,265,000	$5,265,000
Boerne, TX Independent Sch. Dist., Ser. 626, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,490,000	6,490,000
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.67%, VRDN, (LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	2,415,000	2,415,000
Broward Cnty., FL Sch. Board RB, Ser. 829, 3.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,285,000	3,285,000
Broward Cnty., FL Sch. Board ROC RR II R 1074, 3.66%, VRDN, (Insd. by FSA)	19,700,000	19,700,000
California CDA RB, Biola Univ. Proj., Ser. B, 4.85%, VRDN, (SPA: BNP Paribas SA)	2,420,000	2,420,000
Chicago, IL Board of Ed. GO:
3.61%, VRDN, (Insd. by FSA & SPA: DePfa Bank plc)	18,000,000	18,000,000
Class A, 3.67%, VRDN, (Insd. by AMBAC & LOC: CitiBank, NA)	8,000,000	8,000,000
Ser. 2005E-2, 3.78%, VRDN, (Liq.: CIFG Assurance North America, Inc. & SPA: Dexia Credit Local)	56,500,000	56,500,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,920,000	4,920,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Quinnipiac Univ. Proj., Ser. F, 4.55%, VRDN, (Liq.: JPMorgan Chase & Co.)	21,875,000	21,875,000
Cypress-Fairbanks, TX Independent Sch. Dist. ROC RR II R 7058, 3.66%, VRDN, (Gtd. by PSF of Texas & Liq.: Citigroup, Inc.)	12,000,000	12,000,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 3.66%, VRDN, (LOC: CitiBank, NA)	6,095,000	6,095,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,350,000	5,350,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC RR II R 2196, 3.69%, VRDN, (Insd. by FGIC & LOC: Citigroup, Inc.)	5,140,000	5,140,000
El Paso, TX Independent Sch. Dist. GO:
ROC RR II R 2221, 3.66%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,910,000	5,910,000
Ser. 1035, 3.66%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,795,000	5,795,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 3.64%, VRDN, (LOC: US Bank)	12,090,000	12,090,000
Garland, TX Independent Sch. Dist. RB, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,900,000	3,900,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.66%, VRDN, (LOC: CitiBank, NA)	5,385,000	5,385,000
Hays, TX Consolidated Independent Sch. Dist. RB, Ser. 632, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,850,000	3,850,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, 3.68%, VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 3.66%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
ROC RR II R 10298, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	5,105,000	5,105,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 3.68%, VRDN, (LOC: AmSouth Bancorp)	2,080,000	2,080,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC RR II R 2186, 3.66%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	6,400,000	6,400,000
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 3.52%, 03/13/2008, (Insd. by FSA & Liq: JPMorgan Chase & Co.)	10,755,000	10,755,000
Manor, TX Independent Sch. Dist. Sch. Bldg. RB, 3.78%, 08/01/2008, (Gtd. by PSF of Texas & SPA: DePfa Bank plc)	8,550,000	8,550,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 3.66%, VRDN, (Gtd. by PSF & Liq.: CitiBank, NA)	8,770,000	8,770,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 3.65%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.60%, VRDN, (Gtd. by TD Banknorth, Inc.)	12,935,000	12,935,000
Suffolk Univ. Proj., Ser. A, 3.64%, VRDN, (LOC: Citizens Bank)	12,775,000	12,775,000
McPherson, KS Edl. Facs. RB:
Ser. A, 3.58%, VRDN, (LOC: Bank of America Corp.)	3,940,000	3,940,000
Ser. B, 3.58%, VRDN, (LOC: Bank of America Corp.)	2,415,000	2,415,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.78%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	2,885,000	2,885,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Eagle-20070043, Class A, 3.66%, VRDN, (Insd. by AMBAC)	$19,800,000	$19,800,000
Miami-Dade Cnty. FL Sch. Board RB:
Eagle- 20070051 Class A, 3.68%, VRDN	18,315,000	18,315,000
Eagle- 20070068 Class A, 3.68%, VRDN	12,870,000	12,870,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.63%, VRDN, (SPA: Allied Irish Banks plc)	2,255,000	2,255,000
Mishawaka, IN Sch. Bldg. ROC RR II R 3024, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	6,870,000	6,870,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.67%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	5,435,000	5,435,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 3.61%, VRDN, (SPA: Allied Irish Banks plc)	9,745,000	9,745,000
Ser. F, 4.75%, 04/23/2008, (Gtd. by Proctor Academy)	2,500,000	2,506,993
New York Dorm. Auth. RRB, 3.46%, 10/11/2008, (Insd. by MBIA & Liq.: Dexia SA)	9,925,000	9,925,000
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 3.65%, VRDN, (SPA: Landesbank Hessen- Thüringen Girozentrale)	16,000,000	16,000,000
Eagle-720050060, Class A, 3.67%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 3.67%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,075,000	21,075,000
Northwest, TX Independent Sch. Dist., Ser. 2007-153, 3.65%, VRDN, (Gtd. by PSF of Texas & LOC: Bank of America Corp.)	13,815,000	13,815,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 3.65%, VRDN, (LOC: KeyCorp)	2,025,000	2,025,000
Columbus College of Art Proj., 3.75%, VRDN, (LOC: Huntington Natl. Bank)	9,290,000	9,290,000
Univ. of Ohio Proj., 3.75%, VRDN, (LOC: Huntington Natl. Bank)	9,665,000	9,665,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.59%, VRDN, (LOC: Bank of America Corp.)	4,560,000	4,560,000
Palm Beach Cnty., FL Sch. Dist. TAN, Ser. 2007, 4.00%, 09/24/2008	35,000,000	35,155,845
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.68%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	6,190,000	6,190,000
Princeton, OH Sch. Dist. MSTR RB, 3.65%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Rhode Island Hlth. & Edl. Facs. Auth. RB, Roger Williams Univ. Proj., Ser. A, 3.69%, VRDN, (LOC: Bank of America Corp.)	24,520,000	24,520,000
Santa Fe, NM Edl. Facs. Auth. RB, College of Santa Fe Proj., 6.00%, VRDN, (LOC: Royal Bank of Canada)	25,000,000	25,000,000
Southern Illinois Univ. RB, Ser. 562, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,045,000	4,045,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.69%, VRDN, (LOC: Bank One)	1,775,000	1,775,000
Texas Tech Univ. PFOTER, Ser. 1373, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,185,000	5,185,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
University of Ilinois RB, Ser. 2007-166, 3.66%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	5,412,000	5,412,000
University of South Alabama RB, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,035,000	3,035,000
University of South Florida COP, Ser. A, 3.57%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
University of Texas RB, Ser. F, 3.45%, 12/06/2007, (Gtd. by University of Texas)	15,105,000	15,105,000
University of Texas ROC RR II R 752, 3.66%, VRDN, (Liq.: CitiBank, NA)	14,405,000	14,405,000
University of Texas, Board of Regents RB, Ser. A, 3.25%, 12/06/2007, (Gtd. by University of Texas)	25,000,000	25,000,000
Wayne Township, IN Marion Cnty. Sch. Bldg. Corp. ROC RR II R 3039, 3.69%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	5,280,000	5,280,000

		762,399,838

ELECTRIC REVENUE 1.0%
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008, (LOC: Royal Bank of Canada)	61,000,000	61,000,000
Nebraska Pub. Power Generation Agcy. RB PFOTER, Ser. 2216, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	14,075,000	14,075,000
South Carolina Pub. Svc. Auth. RB ROC RR II R 10288, 3.66%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	10,510,000	10,510,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Utah Intermountain Power Agcy. Auth. RRB, Power Supply Proj., Ser. A, 5.00%, 07/01/2008, (Insd. by AMBAC)	$2,850,000	$2,875,969
Wyandotte Cnty., KS Util. Sys. RB, ROC RR II R 12036, 3.72%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	5,000,000	5,000,000

		93,460,969

GENERAL OBLIGATION – LOCAL 4.3%
ABN AMRO Munitops Cert. Trust GO:
3.65%, VRDN, (Insd. by FGIC & LOC: ABN AMRO Holding NV)	32,390,000	32,390,000
3.65%, VRDN, (Insd. by AMBAC & LOC: ABN AMRO Holding NV)	17,180,000	17,180,000
Anchorage, AK GO:
ROC RR II R 6034, 3.66%, VRDN, (LOC: CitiBank, NA)	5,465,000	5,465,000
ROC RR II R 6503, 3.66%, VRDN, (LOC: CitiBank, NA)	2,965,000	2,965,000
Bachelor Gulch Metro. Dist., Colorado GO, 3.70%, 12/01/2007, (LOC: Compass Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt. Proj., Ser. A-6A, 3.63%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., Colorado GO, 3.73%, VRDN, (LOC: Compass Bancshares, Inc.)	2,600,000	2,600,000
Central Utah Water Conservancy Dist. GO, Ser. E, 3.63%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	7,500,000	7,500,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 3.66%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,855,000	4,855,000
Chicago, IL GO:
Eagle-20070059, Class A, 3.68%, VRDN, (Insd. by FGIC & SPA: LandesBank
Hessen-Thüringen Girozentrale)	33,000,000	33,000,000
Ser. 1050, 3.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,500,000	1,500,000
Ser. ZC-1, 3.68%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	62,569,000	62,569,000
Clark County, NV Sch. Dist. PFOTER, Ser. 4324, 3.75%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	18,000,000	18,000,000
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 3.67%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
Ser. 573, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,180,000	5,180,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 3.73%, VRDN, (LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,885,000	5,885,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	4,445,000	4,445,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,060,000	2,060,000
Mississippi Dev. Bank Spl. Obl. GO:
DeSoto Cnty. Pub. Impt. Proj., 3.68%, VRDN, (Insd. by AMBAC & SPA: AmSouth Bancorp)	7,170,000	7,170,000
Harrison Cnty. Proj., 3.68%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	1,780,000	1,780,000
Hurricane Katrina Proj., 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,900,000	20,900,000
Solar Eclipse Proj., Ser. 2006-0153, 3.60%, 09/18/2008, (LOC: US Bank)	7,505,000	7,505,000
New York, NY GO:
PFOTER, Ser. 603, 3.63%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,795,000	3,795,000
Ser. H-5, 3.55%, VRDN, (SPA: Dexia Credit Local)	27,125,000	27,125,000
New York, NY Spears/Lifers Trust, Ser. DB-167, 3.73%, VRDN, (Liq.: CIFG Assurance North America, Inc. & SPA: Deutsche Bank AG)	28,555,000	28,555,000
North East, TX Independent Sch. Dist. GO:
Ser. 1333, 3.68%, VRDN, (Liq.: Morgan Stanley)	1,900,000	1,900,000
Ser. 1395, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,865,000	2,865,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.67%, VRDN, (LOC: CitiBank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 4.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,495,000	5,495,000
Philadelphia, PA GO, PFOTER, Ser. 266, 3.73%, VRDN, (Liq.: CIFG Assurance North America, Inc. & SPA: Bayerische Landesbanken)	30,175,000	30,175,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 3.66%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,205,000	5,205,000

		399,488,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 5.5%
California Deutsche Bank Spears/Lifers Trust, 3.62%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	$21,585,000	$21,585,000
California GO, PFOTER, Ser. 1017, 3.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,105,000	6,105,000
California GO RAN, 4.00%, 06/30/2008	160,000,000	160,567,868
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-04, 3.67%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 3.68%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2007-02, 3.68%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 3.68%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-26, 3.68%, VRDN, (Liq.: State Street Corp.)	82,942,000	82,942,000
Ser. 2007-32, 3.64%, VRDN, (Liq.: State Street Corp.)	3,000,000	3,000,000
Ser. 2007-34, 3.64%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 3.70%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	42,194,000	42,194,000
Florida Board of Ed. GO:
ROC RR II R 0482, 3.66%, VRDN, (LOC: CitiBank, NA)	1,150,000	1,150,000
ROC RR II R 6087, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
Florida Dept. of Trans. GO, ROC RR II R 1001, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	2,065,000	2,065,000
Hawaii GO:
ROC RR II R 0153, 3.66%, VRDN, (LOC: CitiBank, NA)	3,395,000	3,395,000
ROC RR II R 6035, 3.66%, VRDN, (LOC: CitiBank, NA)	3,935,000	3,935,000
Illinois GO:
3.66%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	3,530,000	3,530,000
3.66%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Minnesota GO, ROC RR II R 4065, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	3,770,000	3,770,000
Texas GO:
Ser. 1013, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,620,000	3,620,000
Ser. 2007, 4.50%, 08/28/2008	50,000,000	50,276,493
Washington GO PFOTER:
Ser. 1359, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,615,000	5,615,000
Ser. 1360, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Ser. 1422, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,985,000	5,985,000
Ser. 2159, 3.55%, 03/06/2008, (Liq.: JPMorgan Chase & Co.)	12,620,000	12,620,000
Washington GO, Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 3.68%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,490,000	2,490,000

		511,130,361

HOSPITAL 9.1%
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 3.75%, VRDN, (LOC: Huntington Natl. Bank)	9,895,000	9,895,000
Connecticut Hlth. & Ed. Facs. Auth. RB Eagle-720053031, Class A, 3.64%, VRDN, (LOC: CitiBank, NA)	111,500,000	111,500,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,995,000	5,995,000
Escambia Cnty., FL Hlth. Facs. Auth. RRB, Azalea Trace, Inc. Proj., Ser. 2003-B, 5.10%, VRDN, (Insd. by Radian Asset Assurance, Inc. & LOC: Bank of America Corp.)	25,395,000	25,395,000
Fulton Cnty., GA Dev. Auth. RB, Ser. 05-1, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 3.66%, VRDN, (LOC: CitiBank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. C, 3.64%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.60%, VRDN, (LOC: Fifth Third Bancorp)	3,690,000	3,690,000
Illinois Fin. Auth. RB:
Loyola Univ. Hlth. Facs., Ser. A, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	50,145,000	50,145,000
Resurrection Hlth., Ser. B, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,300,000	1,300,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.78%, 07/03/2008, (Gtd. by Advocate Hlth. Care Network)	11,785,000	11,785,000
ROC RR II R 401, 3.66%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	10,495,000	10,495,000
Jackson, OH Hosp. Facs. RRB, Holzer Cons Health System, Inc. Proj., Ser. 2005, 5.25%, VRDN, (Insd. by Radian Asset Assurance, Inc. & Liq.: JPMorgan Chase & Co.)	28,350,000	28,350,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC RR II 2077, 3.69%, VRDN, (Liq.: Citigroup, Inc.)	6,505,000	6,505,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lakeland, FL Hosp. Sys. RB, ROC RR II R 673, 3.66%, VRDN, (LOC: CitiBank, NA)	$11,325,000	$11,325,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.67%, VRDN, (LOC: Fulton Finl. Corp.)	4,480,000	4,480,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 6.00%, VRDN, (Insd. by Radian Asset Assurance, Inc. & SPA: Bank of Nova Scotia)	12,000,000	12,000,000
Louisville-Jefferson, KY Metro. Govt., ROC RR II R 672CE, 3.66%, VRDN, (LOC: CitiBank, NA)	6,960,000	6,960,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 3.59%, VRDN, (LOC: Bank of America Corp.)	1,089,000	1,089,000
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Ser. 2005-A, 5.25%, VRDN, (LOC: Branch Bank & Trust Co. & Radian Group, Inc.)	24,335,000	24,335,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Amherst College Proj., Ser. H, 3.60%, 01/10/2008	18,950,000	18,942,878
Cape Cod Hlth. Care Proj., Ser. D, 3.63%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Partners Hlth. Care Sys., Ser. F3, 3.95%, VRDN, (LOC: Citibank, NA)	24,055,000	24,055,000
ROC RR II R 333CE, 3.67%, VRDN, (LOC: CitiBank, NA)	6,190,000	6,190,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 4.13%, VRDN, (SPA: Natl. Australia Bank, Ltd.)	4,940,000	4,940,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 4.13%, VRDN, (LOC: WestLB AG)	17,400,000	17,400,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj.:
3.63%, VRDN, (LOC: Bank of America Corp.)	20,845,000	20,845,000
3.63%, VRDN, (LOC: National City Bank)	16,325,000	16,325,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, Ser. C, 4.75%, 04/23/2008, (Gtd. by Catholic Med. Ctr.)	7,000,000	7,020,888
North Carolina Med. Ctr. PFOTER, Ser. 2006-1, 3.64%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.61%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,000,000	40,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, 03/06/2008, (SPA: Bay Hypo-Und Vereinsbank AG)	89,745,000	89,745,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 3.61%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,415,000	12,415,000
Philadelphia, PA IDRB, Ser. 2133, 3.50%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	40,810,000	40,810,000
Reno, NV Hosp. RB ROC RR II R 11091, 3.66%, VRDN, (Liq.: CitiBank, NA)	12,975,000	12,975,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	29,615,000	29,615,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	32,350,000	32,350,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 3.64%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB:
Claire Coop. Hlth. Proj., 3.63%, VRDN, (LOC: Natl. Bank of South Carolina)	4,265,000	4,265,000
Oconee Memorial Hosp. Proj., Ser. A, 6.00%, VRDN, (SPA: RBC Centura Bank)	21,360,000	21,360,000
St. Charles Cnty., MO RB, United Handicap Svcs., 3.75%, VRDN, (LOC: U.S. Bancorp)	4,720,000	4,720,000
Washington Hlth. Care Facs. Auth. RB:
Adventist Hlth. Sys. Proj., 3.55%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,300,000	1,300,000
Swedish Hlth. Sys. Proj., 3.69%, VRDN, (LOC: CitiBank, NA)	32,000,000	32,000,000
Wisconsin Hlth. & Edl. Facs. Auth. RRB, St. John’s Proj., Ser. 2005, 5.25%, VRDN, (Insd. by Radian Asset Assurance, Inc. & LOC: Marshall & Isley Bank)	8,340,000	8,340,000

		848,992,766

HOUSING 25.2%
Alexandria, VA Redev. & Hsg. PFOTER, Ser. C-2, 3.73%, VRDN, (SPA: Royal Bank of Canada)	19,245,000	19,245,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 3.71%, VRDN, (LOC: Bank of New York Mellon Corp.)	19,065,000	19,065,000
Ser. 2004-BNY5:
3.71%, VRDN, (LOC: Bank of New York Mellon Corp.)	32,742,000	32,742,000
3.76%, VRDN, (LOC: Bank of New York Mellon Corp.)	19,915,000	19,915,000
Ser. 2004-BNY6, 3.76%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,983,500	6,983,500
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.65%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRB, 4.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,735,000	6,735,000
California HFA RB, Ser. U, 3.68%, 12/03/2007, (Insd. by FSA & Liq.: Dexia Credit Local)	2,905,000	2,905,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-01, 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-02, 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-01, 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-01, 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 3.73%, VRDN, (SPA: State Street Corp.)	$11,641,945	$11,641,945
Ser. 2000-01, 3.67%, VRDN, (SPA: State Street Corp.)	1,000,000	1,000,000
Ser. 2001-01, 3.78%, 01/31/2008, (Insd. by FNMA & GNMA & LOC: US Bank)	10,990,000	10,990,000
Ser. 2002-09, 3.73%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	34,898,000	34,898,000
Ser. 2004-10, 3.70%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	9,420,000	9,420,000
Ser. 2005-02, 3.70%, VRDN, (SPA: State Street Corp.)	7,897,000	7,897,000
Ser. 2005-03, 3.67%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	14,627,000	14,627,000
Ser. 2005-12, 3.67%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	17,535,000	17,535,000
Ser. 2005-13, 3.70%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	20,448,000	20,448,000
Ser. 2005-14, 3.70%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	14,304,000	14,304,000
Ser. 2005-30, 3.70%, VRDN, (LOC: State Street Corp.)	17,310,000	17,310,000
Ser. 2005-31, 3.70%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	22,745,000	22,745,000
Ser. 2006-02, 3.70%, VRDN, (SPA: State Street Corp.)	19,744,000	19,744,000
Ser. 2006-06, 3.70%, VRDN, (Liq.: State Street Corp.)	9,789,000	9,789,000
Ser. 2006-10, 3.70%, VRDN, (Gtd. by State Street Corp.)	8,575,000	8,575,000
Connecticut HFA RB, Hsg. Mtg. Fin., Ser. B-2, 3.60%, VRDN, (Insd. by AMBAC & SPA: DePfa Bank plc)	4,205,000	4,205,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.68%, VRDN, (LOC: LaSalle Bank, NA)	8,000,000	8,000,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.78%, VRDN, (Gtd. by IXIS Capital Markets & SPA: Merrill Lynch & Co., Inc.)	15,995,000	15,995,000
Denver, CO City & Cnty. MHRB, Ser. 74-G, 3.67%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	10,575,009	10,575,009
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.75%, VRDN, (LOC: SunTrust Banks, Inc.)	2,295,000	2,295,000
District of Columbia HFA PFOTER, Ser. 4275, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,995,000	12,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 3.65%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Fairfax Cnty., VA MHRRB, Ser. 2007-67G, 3.67%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	27,995,000	27,995,000
FHLMC MHRB:
Ser. M001, Class A, 3.78%, VRDN, (Insd. by FHLMC)	31,228,765	31,228,765
Ser. M002, Class A, 3.78%, VRDN, (Insd. by FHLMC)	4,963,041	4,963,041
Ser. M005, Class A, 3.73%, VRDN, (Insd. by FHLMC)	36,563,513	36,563,513
Ser. M008, Class A, 3.78%, VRDN, (Insd. by FHLMC)	21,294,464	21,137,098
Ser. M010, Class A, 3.83%, VRDN, (Insd. by FHLMC)	35,557,347	35,294,395
Florida Capital Trust Agcy. MHRB, 4.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
3.64%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
4.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,770,000	7,770,000
Lee Vista Apts. Proj., 3.61%, VRDN, (Insd. by FHLMC)	11,340,000	11,340,000
Lynn Lake Apts. Proj., Ser. B1, 3.65%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.61%, VRDN, (Insd. by FHLMC)	10,585,000	10,585,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	6,955,000	6,955,000
Goldman Sachs MTC PFOTER:
Ser. 2006-19TP, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	41,036,112	41,036,112
Ser. 2006-35TP, 3.71%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	178,051,210	178,051,210
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 3.70%, VRDN, (LOC: U.S. Bancorp)	4,200,000	4,200,000
Indiana CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	12,845,000	12,845,000
Indianapolis, IN MHRB, Crossing Partners Proj., 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	8,700,000	8,700,000
JPMorgan Chase & Co. RB, PFOTER, Ser. 1632-P, 3.78%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	46,595,000	46,595,000
JPMorgan Chase & Co., PFOTER, Ser. 1633-P, 3.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	19,615,000	19,615,000
JPMorgan Chase & Co., RB, PFOTER, Ser. 1750-P, 3.76%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	8,855,000	8,855,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 3.61%, VRDN, (LOC: CitiBank, NA)	7,560,000	7,560,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	$9,500,000	$9,500,000
Springhill Apts. Proj., Ser. B, 3.64%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 3.61%, VRDN, (Insd. by FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.61%, VRDN, (LOC: CitiBank, NA)	745,000	745,000
Louisiana Citizens Property RB, ROC RR II R 11097, 3.66%, VRDN, (Liq.: CitiBank, NA)	15,390,000	15,390,000
Lubbock, TX SFHRB, Ser. 2007-A, 3.85%, 03/01/2008, (SPA: Royal Bank of Canada)	6,000,000	6,027,858
Macon Trust Pooled Cert.:
Ser. 1997, 3.75%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	26,740,000	26,740,000
Ser. 1998A, 3.81%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	2,761,000	2,761,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.60%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Admin. RB, Residential Proj.:
Ser. G, 3.61%, VRDN, (SPA: State Street Corp.)	40,000,000	40,000,000
Ser. Q, 3.59%, 12/14/2007	15,000,000	15,000,000
Ser. R, 3.64%, 12/14/2007	2,000,000	2,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.77%, VRDN, (LOC: Fifth Third Bancorp)	7,025,000	7,025,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.78%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	51,190,000	51,190,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
3.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	152,995,000	152,995,000
4.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	165,540,000	165,540,000
Class B, 3.73%, VRDN, (Liq.: Lloyds TSB Group plc)	28,100,000	28,100,000
Class C, 3.73%, VRDN, (LOC: Lloyds TSB Group plc)	16,300,000	16,300,000
Class D, 3.73%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,865,000	4,865,000
Class I, 3.73%, VRDN, (Liq.: Lloyds TSB Group plc)	26,110,000	26,110,000
Michigan Bldg. Auth. RB, ROC RR II R, Ser. 4057, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	3,065,000	3,065,000
Minnesota Bond Securitization Trust, 3.78%, VRDN, (LOC: LaSalle Bank, NA)	5,730,000	5,730,000
Minnesota HFA RB, Residential Hsg. Fin. Proj.:
Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	8,000,000	8,000,000
Ser. B, 3.70%, 03/04/2008, (SPA: State Street Corp.)	16,500,000	16,500,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	111,620,000	111,620,000
MuniMae Tax-Exempt Bond Subsidiary MHRB, Ser. 2006-A, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,415,000	56,415,000
MuniMae Tax-Exempt Bond Subsidiary PFOTER, Ser. 3264, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,740,000	10,740,000
Nassau Cnty., NY IDA PFOTER, 3.66%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	44,995,000	44,995,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 3.64%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York HFA RB, Eleventh Ave. Hsg. Proj., Ser. A, 3.68%, VRDN, (Insd. by FNMA)	66,000,000	66,000,000
New York Homeowner Mtge. Agcy. RB, Ser. 147, 3.65%, VRDN, (SPA: Dexia Credit Local)	25,000,000	25,000,000
New York Mtge. Agcy. RB, Ser. 37, 3.53%, VRDN, (SPA: Dexia Credit Local)	13,000,000	13,000,000
New York, NY Hsg. Dev. Corp. RB, Boricua Village Apts. Site C Proj., 3.65%, VRDN, (LOC: CitiBank, NA)	17,300,000	17,300,000
Norfolk, VA Redev. & Hsg. Auth. RB, Old Dominion Univ. Foundation, 45th St. Parking Garage Proj., Ser. 2006, 3.75%, VRDN, (LOC: Bank of America Corp. & CIFG Assurance North America Inc.)	8,325,000	8,325,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.75%, VRDN, (LOC: Bank of America Corp.)	11,560,000	11,560,000
Ohio HFA MHRB, Westlake Apts. Proj., 3.80%, VRDN, (Liq.: American Intl. Group, Inc.)	9,810,000	9,810,000
Ohio HFA RB, Residential Mtg.-Backed Securities Program, Ser. 2006-B, 3.66%, VRDN, (Insd. by FHLMC & FNMA & GNMA & LOC: CitiBank, NA)	21,500,000	21,500,000
Orange Cnty., FL HFA MHRB, ROC RR II R 10255, 3.75%, VRDN, (Liq.: Citigroup, Inc.)	22,275,000	22,275,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.70%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
Class A, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$25,000,000	$25,000,000
Ser. 502, 4.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,180,000	6,180,000
Revenue Bond Cert. Trust:
Class B-1, 3.67%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,880,000	5,880,000
Ser. 2004-05, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-09, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,460,000	13,460,000
Ser. 2005-02, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,766,000	5,766,000
Ser. 2005-05, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-04, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,000,000	6,000,000
Ser. 2006-08, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,950,000	5,950,000
Ser. 2006-09, 3.88%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,755,000	5,755,000
Roseville, MN Deutsche Bank Spears/Lifers Trust, 3.86%, VRDN, (SPA: Deutsche Bank AG)	11,905,000	11,905,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 3.68%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 3.68%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
St. Louis, MO IDA MHRB, 3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 3.78%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,995,000	14,995,000
Texas Affordable Hsg. Corp. RB, Ser. 1315, 3.70%, VRDN, (Liq.: Morgan Stanley)	12,350,000	12,350,000
Texas Dept. of Hsg. Cmnty. Affairs MHRB, 3.78%, VRDN, (Insd. by Citigroup, Inc.)	14,250,000	14,250,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRRB, Ser. A, 3.70%, VRDN, (Insd. by FHLMC & FNMA & GNMA & LOC: DePfa Bank, plc)	25,000,000	25,000,000
Thornton, CO MHRB, PFOTER, 3.86%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	6,085,000	6,085,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.68%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Westchester Cnty., NY IDA PFOTER, Ser. 4274, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,550,000	16,550,000
Wisconsin Hsg. & EDRB:
Ser. A, 3.70%, VRDN, (SPA: WestLB AG)	19,920,000	19,920,000
Ser. B, 3.79%, VRDN, (LOC: State Street Corp.)	9,530,000	9,530,000
Ser. C:
3.70%, VRDN, (SPA: Fortis Bank SA)	14,000,000	14,000,000
3.70%, VRDN, (LOC: Lloyds TSB Group plc)	13,830,000	13,830,000

		2,340,213,446

INDUSTRIAL DEVELOPMENT REVENUE 4.6%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 3.72%, VRDN, (LOC: KeyCorp)	2,670,000	2,670,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,467,000	3,467,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	3,355,000	3,355,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.85%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.69%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.66%, VRDN, (LOC: Bank of America Corp.)	1,875,000	1,875,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 3.73%, VRDN, (LOC: First Comml. Bank, Inc.)	1,675,000	1,675,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 3.70%, VRDN, (LOC: AmSouth Bancorp)	1,900,000	1,900,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.84%, VRDN, (LOC: U.S. Bancorp)	2,200,000	2,200,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 3.72%, VRDN, (LOC: KeyCorp)	1,245,000	1,245,000
Universal Bearings, Inc. Proj., 3.72%, VRDN, (LOC: KeyCorp)	2,250,000	2,250,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.73%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.80%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., 3.68%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,000,000	2,000,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.90%, VRDN, (LOC: Marshall & Isley Bank)	980,000	980,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Calcasieu Parish, Inc., Louisiana Indl. Dev. Board Env. RB, Citgo Petroleum Proj., 3.70%, VRDN, (SPA: Natexis Banque Populaire)	$30,000,000	$30,000,000
California Cmnty. Dev. RB, Deutsche Bank Spears/Lifers Trust, 3.84%, VRDN, (Liq.: Deutsche Bank AG)	20,085,000	20,085,000
Centerra, CO Metro. Dist. No. 1 RB, 3.61%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.72%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999, 3.73%, VRDN, (LOC: LaSalle Bank, NA)	685,000	685,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.69%, VRDN, (LOC: LaSalle Bank, NA)	1,385,000	1,385,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.85%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.81%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.73%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,165,000	2,165,000
Conyers, GA IDRB, Handleman Co. Proj., 3.66%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,900,000	2,900,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 3.76%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 3.71%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 3.70%, VRDN, (LOC: Marshall & Isley Bank)	1,825,000	1,825,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.84%, VRDN, (LOC: U.S. Bancorp)	2,245,000	2,245,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 3.74%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.76%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	2,450,000	2,450,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 3.75%, VRDN, (LOC: SunTrust Banks, Inc.)	1,155,000	1,155,000
Repco Equipment Leasing Proj., 3.75%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Serigraphic Arts, Inc. Proj., 3.75%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.85%, VRDN, (LOC: Associated Bank)	1,675,000	1,675,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.40%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 3.76%, VRDN, (LOC: Bank of America Corp.)	356,000	356,000
Gary, IN EDRB, Grant Street Proj., 3.76%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.76%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gulf Coast, TX IDA, Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2004, 3.70%, VRDN, (LOC: Calyon Bank)	11,400,000	11,400,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.72%, VRDN, (LOC: Branch Bank & Trust Co.)	4,100,000	4,100,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.78%, VRDN, (LOC: First Comml. Bank, Inc.)	255,000	255,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.78%, VRDN, (LOC: Wells Fargo & Co.)	1,740,000	1,740,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.71%, VRDN, (LOC: Natl. City Corp.)	2,715,000	2,715,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.89%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.73%, VRDN, (LOC: First Comml. Bank, Inc.)	1,200,000	1,200,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 3.76%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.87%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 3.79%, VRDN, (LOC: LaSalle Bank NA)	720,000	720,000
Toyal America, Inc. Proj., 3.86%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.99%, VRDN, (LOC: Bank One)	300,000	300,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.90%, VRDN, (LOC: Bank One)	2,250,000	2,250,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.93%, VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 3.78%, VRDN, (LOC: Wells Fargo & Co.)	5,305,000	5,305,000
Lexington, KY IDRB, Kirby Containers Proj., 3.70%, VRDN, (LOC: AmSouth Bancorp)	1,000,000	1,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.71%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.72%, VRDN, (LOC: KeyCorp)	2,645,000	2,645,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., 3.78%, VRDN, (LOC: Regions Finl. Corp.)	1,805,000	1,805,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 4.00%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Madison, AL IDRB, Haley Grocery Co. Proj., 3.78%, VRDN, (LOC: Regions Finl. Corp.)	$2,350,000	$2,350,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 3.78%, VRDN, (LOC: Bank of North Dakota)	3,460,000	3,460,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.82%, VRDN, (LOC: Associated Banc-Corp.)	600,000	600,000
Manitowoc Tool & Machining Proj., 3.82%, VRDN, (LOC: Associated Banc-Corp.)	1,200,000	1,200,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.76%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	1,905,000	1,905,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.90%, VRDN, (LOC: Bank One)	3,200,000	3,200,000
Memphis-Shelby Cnty., TN IDRB, Nucor Steel Memphis, Inc. Proj., 3.69%, VRDN, (Gtd. by Nucor)	14,000,000	14,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.69%, VRDN, (LOC: U.S. Bancorp)	1,860,000	1,860,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.73%, VRDN, (Insd. by Columbus B&T)	2,740,000	2,740,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.61%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 3.84%, VRDN, (LOC: U.S. Bancorp)	2,925,000	2,925,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 3.69%, VRDN, (LOC: U.S. Bancorp)	2,495,000	2,495,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 3.76%, VRDN, (SPA: BNP Paribas SA)	695,000	695,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.87%, VRDN, (LOC: Regions Finl. Corp.)	2,870,000	2,870,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.76%, VRDN, (LOC: Natl. City Corp.)	1,950,000	1,950,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 3.68%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 3.76%, VRDN, (SPA: BNP Paribas SA)	2,945,000	2,945,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 3.72%, VRDN, (LOC: KeyCorp)	2,785,000	2,785,000
North Slope Borough, AK IDRB, BP Exploration Alaska Proj., 3.70%, VRDN, (Gtd. by BP plc)	21,000,000	21,000,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.71%, VRDN, (LOC: Natl. City Corp.)	2,460,000	2,460,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj., Ser. 2007, 3.72%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 3.76%, VRDN, (LOC: Bank of America Corp.)	2,460,000	2,460,000
Behlen Manufacturing Co. Proj., 3.79%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.84%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.83%, VRDN, (LOC: Regions Finl. Corp.)	1,195,000	1,195,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.74%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.72%, VRDN, (LOC: KeyCorp)	2,260,000	2,260,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 3.64%, VRDN, (LOC: Citizens Bank)	4,315,000	4,315,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 3.70%, VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
South Carolina EDA RB, Central Energy Plant Proj., Ser. 2004, 3.59%, VRDN, (LOC: Bank of America Corp.)	100,000	100,000
South Carolina Jobs EDA RB:
Goglanian Bakeries, Inc. Proj., 3.76%, VRDN, (LOC: California Bank & Trust)	10,000,000	10,000,000
Mid-Atlantic Drainage Proj., 3.73%, VRDN, (LOC: Natl. Bank of South Carolina)	1,520,000	1,520,000
Ortec, Inc. Proj., Ser. B, 3.69%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 3.71%, VRDN, (LOC: Natl. City Corp.)	2,440,000	2,440,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 3.86%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.78%, VRDN, (LOC: AmSouth Bancorp)	250,000	250,000
Hardwear Corp. Proj., 3.78%, VRDN, (LOC: AmSouth Bancorp)	645,000	645,000
Nucor Corp. Proj., 3.69%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 3.68%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.68%, VRDN, (LOC: AmSouth Bancorp)	515,000	515,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.72%, VRDN, (LOC: AmSouth Bancorp)	4,225,000	4,225,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.76%, VRDN, (LOC: Bank of America Corp.)	3,355,000	3,355,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 3.70%, VRDN, (LOC: U.S. Bancorp)	1,135,000	1,135,000
Westfield, IN EDRB, P.L. Porter Proj., 3.68%, VRDN, (LOC: Comerica Bank)	1,900,000	1,900,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 3.70%, VRDN, (Gtd. by BP plc)	$675,000	$675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.81%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 3.94%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.69%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000

		425,448,000

LEASE 2.1%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.78%, VRDN, (LOC: LaSalle Bank, NA)	91,632,819	91,632,819
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 3.68%, VRDN, (Liq.: Bear Stearns Cos.)	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR II 2081, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	5,460,000	5,460,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-10, 3.68%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Colorado Regl. Trans. Dist. RB, ROC RR II 2875, 3.66%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	7,360,000	7,360,000
Denver, CO City & Cnty. COP, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	5,870,000	5,870,000
Kansas City, MO Muni. Assistance Corp. RB, Ser. 1327, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,775,000	1,775,000
Kentucky Property & Bldg. Cmnty. RB, Proj. No. 88, 4.50%, 11/01/2008, (Insd. by FGIC)	19,000,000	19,189,684
Miami-Dade Cnty., FL Sch. Board COP, 3.66%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
Michigan Bldg. Auth. RB, ROC RR II R 575, 3.66%, VRDN, (LOC: CitiBank, NA)	15,285,000	15,285,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.68%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
Orange Cnty., FL Sch. Board RB, ROC RR II R 7020, 3.69%, VRDN, (LOC: Citibank, NA)	17,145,000	17,145,000
St. Lucie Cnty., FL Sch. Board COP, 3.65%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,795,500	1,795,500

		195,508,003

MISCELLANEOUS REVENUE 12.0%
Austin, TX RB, Ser. 2007-125, 3.66%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	4,470,000	4,470,000
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 3.64%, VRDN, (LOC: Associated Banc-Corp.)	4,315,000	4,315,000
Branch B&T Co. Muni. Trust Floater RB:
Ser. 1000, 3.76%, VRDN, (LOC: Branch B&T Co.)	192,430,000	192,430,000
Ser. 1002, 3.76%, VRDN, (LOC: Branch B&T Co.)	17,945,000	17,945,000
Ser. 1004, 3.76%, VRDN, (LOC: Branch B&T Co.)	22,445,000	22,445,000
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4, 5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	31,000,000	31,223,899
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, Atlantic Richfield Co. Proj., Ser. 1994-A, 3.68%, VRDN, (Gtd. by BP plc)	10,300,000	10,300,000
Clarksville, TN Pub. Bldg. Auth. RB, 3.59%, VRDN, (LOC: Bank of America Corp.)	3,225,000	3,225,000
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 3.69%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	1,303,000	1,303,000
Ser. Z-13, 3.64%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,860,000	13,860,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 3.68%, VRDN, (LOC: AmSouth Bancorp)	5,375,000	5,375,000
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj., Ser. 1995, 3.70%, VRDN, (Gtd. by BP plc)	2,500,000	2,500,000
Florida Board of Ed. Lottery RB, PFOTER, Ser. 2303, 3.66%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	25,590,000	25,590,000
Florida Correctional Facs. COP, ROC RR II R 6006, 3.66%, VRDN, (LOC: CitiBank, NA)	3,030,000	3,030,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.81%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast, TX IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 3.70%, VRDN, (LOC: Bank of New York Mellon Corp.)	17,865,000	17,865,000
Gulf Coast, TX Waste Disposal Auth. RB:
Amoco Oil Co. Proj., Ser. 1994, 3.70%, VRDN, (Gtd. by BP plc)	460,000	460,000
BP North America Proj., Ser. 2007, 3.70%, VRDN, (Gtd. by BP plc)	97,100,000	97,100,000
Hudson, NY Infrastructure Corp. RB, PFOTER, Ser. 1896, 3.71%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	23,796,000	23,796,000
Indiana Bond Bank RB:
ROC RR II R 2079, 3.66%, VRDN, (Insd. by MBIA & LOC: Citigroup, Inc.)	2,395,000	2,395,000
Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Mellon Corp.)	20,000,000	20,018,737

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Indianapolis, IN Pub. Impt. RB, Macon Trust, Ser. S, 3.66%, VRDN, (LOC: Bank of America Corp.)	$4,240,000	$4,240,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 3.66%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
Louisiana Env. Facs. RB, 3.60%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 4000, 3.71%, VRDN, (LOC: Branch B&T Co.)	3,365,000	3,365,000
Lower Colorado River Auth., Texas RB, ROC II R 2162, 3.69%, VRDN, (LOC: CitiBank, NA)	6,795,000	6,795,000
Memphis-Shelby Cnty., TN Sports Auth. Inc., RB, Memphis Arena Proj., Ser. A, 3.61%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	15,000,000	15,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. A, 3.78%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	18,045,000	18,045,000
Ser. EC-001, 3.84%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	98,230,000	98,230,000
Ser. EC-002, 3.83%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	107,584,000	107,584,000
Ser. EC-003, 3.84%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	15,425,000	15,425,000
Ser. PZP-2, 3.78%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,735,000	4,735,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 3.63%, VRDN, (LOC: AmSouth Bancorp)	225,000	225,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.64%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	1,560,000	1,560,000
Michigan Strategic Fund, Dow Chemical Co. Proj., Ser. 2003A-1, 3.58%, 12/04/2007, (Gtd. by Dow Chemical Co.)	19,350,000	19,350,000
Municipal Securities Pool Trust Receipts, 3.71%, VRDN, (Insd. by MBIA & SPA: Societe Generale)	9,380,000	9,380,000
New Orleans, LA RB, Canal Street Proj., 3.73%, VRDN, (LOC: Hibernia Natl. Bank)	10,380,000	10,380,000
New York, NY IDA RB, ROC RR II R 523CE, 3.65%, VRDN, (LOC: CitiBank, NA)	2,200,000	2,200,000
Obetz, OH BAN, Centerpoint Impt., Ser. 2007, 3.80%, VRDN, (LOC: Huntington Natl. Bank)	5,735,000	5,735,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 3.73%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 3.81%, VRDN, (Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.90%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 3.68%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Arthur, TX Navigation Dist. RB, BASF Corp. Proj., Class A, 3.95%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources Proj.:
3.87%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. A, 3.88%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. B, 3.82%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.75%, VRDN, (LOC: AmSouth Bancorp)	490,000	490,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.80%, VRDN, (Gtd. by Dow Chemical Co.)	22,600,000	22,600,000
Ser. A, 3.80%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
West Side Calhoun Cnty., TX RB, BP Amoco Chemical Co. Proj., 3.70%, VRDN, (Gtd. by BP plc)	16,000,000	16,000,000

		1,113,135,639

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 3.75%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB:
PFOTER, 3.71%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
ROC RR II R 10188, 3.65%, VRDN, (LOC: CitiBank, NA)	14,580,000	14,580,000

		24,600,000

PRE-REFUNDED 0.2%
Allegheny Cnty., PA Sewer Auth. RB, 5.375%, 12/01/2007, (Insd. by MBIA)	8,760,000	9,071,684
Harris Cnty., TX Toll Road & Sub Lien RRB, Ser. 2003, 4.75%, VRDN	2,750,000	2,777,423
Pocahontas Parkway Assn. of Virginia RB, Connector Toll Road, Ser. 1998-A , 5.00%, 08/15/2008, (Gtd. by U.S. Treasury)	5,615,000	5,786,375

		17,635,482

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.4%
Kentucky Turnpike Auth. Econ. Dev. RRB, Revitalization Proj., Ser. 1995, 6.50%, 07/01/2008, (Insd. by AMBAC)	$8,900,000	$9,058,050
Miami-Dade Cnty., FL Sch. Board COP, ROC RR II R 12042, 3.72%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	7,900,000	7,900,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-20070021 Class A, 3.68%, VRDN, (SPA: Bayerische Landesbanken)	21,960,000	21,960,000

		38,918,050

RESOURCE RECOVERY 0.6%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 3.78%, VRDN, (LOC: Union Bank of California)	17,875,000	17,875,000
Matagorda Cnty., TX, Dist. Pollution Macon Proj., Ser. 2007-323, 3.66%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	12,000,000	12,000,000
Northeast Maryland Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery Proj., Ser. A, 6.00%, 07/01/2008, (Gtd. by Covanta Energy)	11,145,000	11,271,204
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
4.01%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
4.01%, VRDN, (LOC: Bank One)	8,600,000	8,600,000

		54,746,204

SOLID WASTE 0.4%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 3.83%, VRDN, (LOC: Compass Bancshares, Inc.)	7,325,000	7,325,000
Gulf Coast of Texas Waste Disposal Auth. RB, Amoco Oil Co. Proj., 3.70%, VRDN, (Gtd. by BP plc)	16,400,000	16,400,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 3.66%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Residential Proj., Ser. 2002-A, 3.86%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000

		37,725,000

SPECIAL TAX 4.1%
ABN AMRO Munitops RB, Ser. 2002-24, 3.65%, VRDN, (LOC: ABN AMRO Bank)	41,505,000	41,505,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 3.64%, VRDN, (LOC: U.S. Bancorp)	13,055,000	13,055,000
Chicago, IL GO, Lakefront Millenium RB, Ser. 322, 3.68%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Denver, CO Urban Renewal Tax RB:
3.70%, VRDN, (LOC: Zions Bancorp)	3,300,000	3,300,000
Downtown Denver, Ser. B, 3.73%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
Florida Board of Ed. RB, ROC RR II R 4521, 3.69%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	2,450,000	2,450,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 3.80%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Illinois Regl. Trans. Auth. RRB, Ser. 2005-B, 3.63%, VRDN, (SPA: Depfa Bank plc)	27,125,000	27,125,000
Jefferson Cnty, AL Ltd. Obl. Sch. Warrant, Ser. A, 5.00%, 01/01/2008	4,000,000	4,003,863
Jefferson Cnty., CO PFOTER, Ser. 515, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000
Jefferson, LA Sales Tax RB, 3.68%, VRDN, (LOC: AMBAC & JPMorgan Chase & Co.)	23,000,000	23,000,000
Louisiana Gas & Fuels RB:
ROC RR II R 660, 3.69%, VRDN, (LOC: CitiBank, NA)	38,830,000	38,830,000
ROC RR II R 661, 3.66%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	17,770,000	17,770,000
Metropolitan Pier & Expo. Auth., Illinois RB:
ROC RR II R 10300, 3.66%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	6,080,000	6,080,000
Ser. 2005-221, Class A, 3.70%, VRDN, (Insd. by Bear Stearns Cos. & MBIA)	18,640,000	18,640,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 3.64%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,935,000	2,935,000
New York Sales Tax Asset Receivable Corp. RB, ROC RR II R 6084, 3.65%, VRDN, (Insd. by MBIA)	5,580,000	5,580,000
New York, NY TFA RB, Ser. 362, 3.66%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Orange Cnty., FL Tourist Dev. Tax RB, PFOTER, Ser. 2223, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	13,520,000	13,520,000
Puerto Rico Pub. Sales Tax PFOTER, Ser. 2006-1989, 3.69%, VRDN, (Liq.: Morgan Stanley)	85,050,000	85,050,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 3.67%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	16,078,000	16,078,104
Russell, VA CDA PFOTER, Ser. 4392, 4.18%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,250,000	10,250,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 3.65%, VRDN, (SPA: Rabobank Neder)	13,129,500	13,129,500

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
St. John’s Cnty., FL RB, ROC RR II R 755PB, 3.67%, VRDN, (SPA: Deutsche Post)	$6,240,000	$6,240,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 3.66%, VRDN, (LOC: Compass Bancshares, Inc.)	6,675,000	6,675,000

		384,191,467

STUDENT LOAN 0.5%
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 3.68%, VRDN, (SPA: DePfa Bank plc)	15,000,000	15,000,000
Oklahoma Student Loan Auth. RB, 3.65%, VRDN, (SPA: DePfa Bank plc)	33,000,000	33,000,000

		48,000,000

TOBACCO REVENUE 0.8%
Golden State Tobacco MTC RB:
Ser. 231, 3.70%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	12,620,000	12,620,000
Ser. 7045, 3.73%, VRDN, (Liq.: Bear Stearns Cos.)	42,000,000	42,000,000
New York Tobacco Trust RB, PFOTER:
3.82%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
3.82%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & SPA: WestLB AG)	4,310,000	4,310,000
Tobacco Settlement Auth. of Iowa RB, ROC RR II R 456, 3.67%, VRDN, (Liq.: Citigroup, Inc. & LOC: CitiBank, NA)	11,810,000	11,810,000

		73,700,000

TRANSPORTATION 4.5%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.71%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,730,000	2,730,000
Colorado E-470 Pub. Hwy. Auth. RB, Ser. B, 0.00%, 09/01/2008, (Insd. by MBIA) ¤	23,355,000	22,709,927
Dallas, TX Area Rapid Trans. Auth., Ser. 2007-326, 3.66%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Illinois Toll Hwy. Auth. RB, ROC RR II R 606, 3.67%, VRDN, (SPA: Deutsche Bank AG)	6,165,000	6,165,000
Lee Cnty., FL Trans. Facs. RB, PFOTER:
Ser. 2211, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	13,375,000	13,375,000
Ser. 2219, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	10,285,000	10,285,000
Metropolitan Trans. Auth. of New York RB, Ser. CP-1, 3.35%, 12/06/2007, (LOC: ABN AMRO Holding NV)	35,000,000	35,000,000
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, PFOTER, Ser. 2215, 3.52%, 03/13/2008, (Liq.: JPMorgan Chase & Co.)	7,315,000	7,315,000
New Jersey Deutsche Bank Spears Trust, 3.66%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	14,490,000	14,490,000
New Jersey TTFA PFOTER, Ser. 2085, 3.66%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	97,255,000	97,255,000
New Jersey TTFA RB, Ser. 038, 3.64%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	250,000	250,000
New York Metro. Trans. Auth. RB, Ser D-1, 3.55%, VRDN, (LOC: WestLB AG)	20,060,000	20,060,000
North Texas Tollway Auth. Dallas North Tollway Sys. RB, Ser. C, 3.70%, VRDN, (SPA: DePfa Bank plc)	47,450,000	47,450,000
Regional Trans. Auth., Illinois RB, Ser. 2003, 3.72%, VRDN, (Insd. by FGIC & Liq.: BNP Paribas SA)	10,000	10,000
Regional Trans. Dist. of Colorado, Ser. 2007-144, 3.66%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	3,960,000	3,960,000
South Carolina Trans. Infrastructure RB, 3.67%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	2,565,000	2,565,000
Texas Turnpike Auth. RB:
Ser. 2005-225, 3.70%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	23,065,000	23,065,000
Ser. B, 3.59%, 12/05/2007	80,000,000	80,000,000
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 3.55%, 12/05/2007, (Liq.: JPMorgan Chase & Co.)	24,600,000	24,788,476

		415,778,403

UTILITY 11.0%
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 3.68%, VRDN, (LOC: JPMorgan Chase & Co.)	750,000	750,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.81%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.88%, VRDN, (Gtd. by Delmarva Power & Light Co.)	16,500,000	16,500,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	5,800,000	5,800,000
Florida Util. Auth. RB, Ser. 327, 3.68%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000

15

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Gainesville, FL Util. Sys. RRB, Ser. 2006-A, 3.65%, VRDN, (LOC: SunTrust Banks, Inc.)	$37,605,000	$37,605,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining Proj., Ser. A, 3.70%, VRDN, (Gtd. by Deer Park Refining)	115,600,000	115,600,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	5,815,000	5,815,000
ROC RR II R 6017, 3.66%, VRDN, (LOC: CitiBank, NA)	10,200,000	10,200,000
Indiana Muni. Power Agcy. RB, ROC RR II R 9044, 3.69%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	10,170,000	10,170,000
JPMorgan Chase & Co. PFOTER, Ser. 2330-P, 3.78%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	81,290,000	81,290,000
Lafayette, LA Util. RB, ROC RR II R 6024, 3.66%, VRDN, (Insd. by MBIA & LOC: Citibank, NA)	10,650,000	10,650,000
Laramie Cnty., WY IDA RB, Cheyenne Light & Power Co., 3.74%, VRDN, (Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. Transmission Contract RB:
ROC RR II R 4530, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	3,710,000	3,710,000
Ser. 623, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,615,000	4,615,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 3.65%, VRDN, (LOC: Bank of America Corp.)	13,600,000	13,600,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 3.68%, VRDN, (Insd. by FSA & Liq.: Bear Stearns Cos.)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,165,000	5,165,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Proj., 4.04%, VRDN, (Gtd. by Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 3.70%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Municipal Energy Acquisition Corp. PFOTER, Tennessee Gas Proj., Ser. 1578, 3.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	112,850,000	112,850,000
Municipal Securities Pool Trust Receipt, Ser. 2006-261, Class A, 3.70%, VRDN, (Liq.: Bear Stearns Cos.)	7,065,000	7,065,000
Nebraska Pub. Power Dist. RB:
Eagle-20040014, 3.67%, VRDN, (LOC: Citibank, NA)	3,200,000	3,200,000
Eagle-20041016, 3.67%, VRDN, (LOC: Citibank, NA)	10,665,000	10,665,000
North Carolina Eastern Muni. Power Agcy. Auth. RB PFOTER, 3.68%, VRDN, (Liq.: Morgan Stanley)	4,346,500	4,346,500
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, 3.75%, VRDN, (Gtd. by Duke Energy Corp.)	11,000,000	11,000,000
Ohio Water Dev. Auth. PCRB, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,505,000	4,505,000
Pinal Cnty., AZ Elec. Sys. RB, Ser. U-2, 3.67%, VRDN, (SPA: Bank of America Corp.)	25,585,000	25,585,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 3.85%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Puerto Rico Elec. Power Auth. RB, ROC RR II R 637CE, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	25,745,000	25,745,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj, Ser. A, 3.63%, VRDN, (SPA: Societe Generale)	61,800,000	61,800,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 3.75%, VRDN, (Liq.: Bear Stearns Cos.)	32,675,000	32,675,000
Ser. 2006-276, Class A, 3.75%, VRDN, (Liq.: Bear Stearns Cos.)	27,525,000	27,525,000
Texas Muni. Gas Acquisition & Supply Corp. RB:
ROC RR II R 10014, 3.73%, VRDN, (SPA: Dexia Credit Local)	72,000,000	72,000,000
ROC RR II R 10015, 3.73%, VRDN, (SPA: Landesbank Hessen-ThüringenGirozentrale)	42,000,000	42,000,000
Ser. 2131, 3.78%, VRDN, (Liq.: Morgan Stanley)	175,000,000	175,000,000
Utah Muni. Power Sys. RB, ROC RR II R 2016, 3.66%, VRDN, (Liq.: Citigroup, Inc.)	5,170,000	5,170,000
Wyandotte Cnty., KS Govt. Util. Sys. RB, Ser. 595, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,685,000	1,685,000

		1,016,241,500

WATER & SEWER 4.9%
ABN AMRO Munitops Cert. Trust RB:
Honolulu, HI City & Cnty. Proj., Ser. 2005-37, 3.65%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	21,040,000	21,040,000
Ser. 2003-19, 3.64%, VRDN, (LOC: Bank of America Corp.)	23,400,000	23,400,000
Birmingham, AL Water & Sewer RB, ROC RR II R 10109, 3.66%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	9,500,000	9,500,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 3.66%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	12,705,000	12,705,000

16

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 3.66%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	$7,140,000	$7,140,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 3.64%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	34,155,000	34,155,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-23, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & LOC: AMBAC)	16,460,000	16,460,000
Delaware Cnty., PA IDA RB, PFOTER, Ser. 1295, 3.65%, VRDN, (Insd. by FGIC & LOC: Bank of New York Mellon Corp.)	14,400,000	14,400,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,160,000	3,160,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.66%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000
Fulton Cnty., GA Water & Sewer RB, ROC RR II R 6028, 3.69%, VRDN, (Liq.: Citigroup, Inc.)	4,725,000	4,725,000
Gulf Coast, TX Waste Disposal Auth. RB, Citgo Petroleum Corp. Proj., 3.70%, VRDN, (SPA: Royal Bank of Scotland)	29,500,000	29,500,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Ser. 400, 3.71%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,565,000	5,565,000
Ser. 685, 3.67%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	5,250,000	5,250,000
Indianapolis, IN Local Pub. Impt. Waterworks Proj., Ser. G-1, 3.61%, VRDN, (SPA: DePfa Bank plc)	21,820,000	21,820,000
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 3.66%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC RR II 6511, 3.66%, VRDN, (LOC: CitiBank, NA)	2,240,000	2,240,000
Louisiana Pub. Facs. Auth. RB, Hurricane Recovery Proj., Ser. 2007, 5.00%, 06/01/2008, (Insd. by AMBAC)	7,185,000	7,240,772
Montgomery Cnty., TX Muni. Util. RB, 3.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,860,000	4,860,000
New York Water Util. Impt. Certs. RB, Ser. 2007-132, 3.63%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
New York, NY IDA RB, USA Waste Svcs. New York City Proj., 3.58%, VRDN, (LOC: JPMorgan Chase & Co.)	11,870,000	11,870,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 3.50%, VRDN, (SPA: State Street Corp.)	200,000	200,000
North Texas Muni. Wtr. Sys. RB:
ROC RR II R 9101, 3.66%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	15,615,000	15,615,000
ROC RR II R 9102, 3.66%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	15,615,000	15,615,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC RR II R 607, 3.67%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,930,000	3,930,000
Philadelphia, PA Water & Wastewater RRB, 3.59%, VRDN, (Insd. by FGIC)	135,570,000	135,570,000
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.62%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	11,800,000	11,800,000
Phoenix, AZ Civic Impt. RB, ROC RR II R 674, 3.66%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,120,000	4,120,000
South Florida Water Mgmt. Dist. RB, ROC RR II R 671, 3.66%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	8,335,000	8,335,000
Tri-County, Indiana RB, Ser. D, 3.80%, VRDN, (LOC: Huntington Natl. Bank)	4,670,000	4,670,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 3.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000

		457,818,272

Total Municipal Obligations (cost $9,602,534,696)		9,602,534,696

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 3.48%, q (cost $500,000)	500,000	500,000

Total Investments (cost $9,603,034,696) 103.4%		9,603,034,696
Other Assets and Liabilities (3.4%)		(314,131,160)

Net Assets 100.0%		$9,288,903,536

17

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TOC	Tender Option Certificate
TTFA	Transportation Trust Fund Authority

18

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Texas	14.9%
Florida	7.5%
Delaware	7.1%
Illinois	5.8%
New York	5.2%
Pennsylvania	3.9%
California	3.6%
Ohio	2.6%
Tennessee	2.5%
Colorado	2.2%
Maryland	2.1%
Louisiana	1.8%
Indiana	1.8%
Wisconsin	1.6%
Arizona	1.5%
Georgia	1.5%
Connecticut	1.4%
Washington	1.4%
Nevada	1.2%
Alabama	1.2%
New Jersey	1.2%
Puerto Rico	1.2%
Massachusetts	1.1%
District of Columbia	1.0%
Virginia	1.0%
Missouri	0.8%
South Carolina	0.8%
Michigan	0.8%
Minnesota	0.7%
Wyoming	0.7%
Arkansas	0.5%
Hawaii	0.5%
North Carolina	0.5%
Oklahoma	0.5%
Nebraska	0.5%
Kansas	0.4%
Kentucky	0.4%
Mississippi	0.4%
New Hampshire	0.4%
Alaska	0.4%
Utah	0.4%
Rhode Island	0.3%
New Mexico	0.3%
Iowa	0.2%
Maine	0.1%
Oregon	0.1%
North Dakota	0.1%
Non-state specific	13.9%

100.0%

On November 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Princiapal Amount	Value

REPURCHASE AGREEMENTS ^^ 100.2%
ABN AMRO, Inc.:
3.10%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,059,417 (1)	$230,000,000	$230,000,000
Avg. rate of 3.47%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,134,944 (1) *	200,000,000	200,000,000
Bank of America Corp.:
3.05%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,058,458 (2)	230,000,000	230,000,000
Avg. rate of 4.43%, dated 11/26/2007, maturing 12/03/2007, maturity value $260,223,961 (3) *	260,000,000	260,000,000
Barclays Capital plc, 3.00%, dated 11/30/2007, maturing 12/03/2007, maturity value $430,107,500 (4)	430,000,000	430,000,000
Credit Suisse First Boston Corp., Avg. rate of 3.48%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,135,333 (5) *	200,000,000	200,000,000
Deutsche Bank AG:
3.20%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,061,333 (6)	230,000,000	230,000,000
3.25%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,062,292 (6)	230,000,000	230,000,000
3.50%, dated 11/30/2007, maturing 12/03/2007, maturity value $350,102,083 (6)	350,000,000	350,000,000
Avg. rate of 4.48%, dated 11/26/2007, maturing 12/03/2007, maturity value $260,226,489 (7) *	260,000,000	260,000,000
Greenwich Capital Markets, Inc.:
3.15%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,060,375 (8)	230,000,000	230,000,000
Avg. rate of 3.50%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,136,111 (9) *	200,000,000	200,000,000
HSBC Holdings plc:
3.15%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,060,375 (10)	230,000,000	230,000,000
Avg. rate of 3.52%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,136,889 (11) *	200,000,000	200,000,000
Lehman Brothers Holdings, Inc.:
2.80%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,053,667 (12)	230,000,000	230,000,000
Avg. rate of 3.40%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,132,222 (13) *	200,000,000	200,000,000
Merrill Lynch & Co., Avg. rate of 3.42%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,132,611 (14) *	200,000,000	200,000,000
Morgan Stanley, Avg. rate of 3.42%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,133,000 (15) *	200,000,000	200,000,000
RBC Dain Rauscher Corp., Avg. rate of 3.52%, dated 11/26/2007, maturing 12/03/2007, maturity value $160,109,511 (16) *	160,000,000	160,000,000
Societe Generale, 3.25%, dated 11/30/2007, maturing 12/03/2007, maturity value $230,062,292 (17)	230,000,000	230,000,000
State Street Corp., 2.90%, dated 11/30/2007, maturing 12/03/2007, maturity value $81,385,091 (18)	81,365,428	81,365,428
UBS AG:
Avg. rate of 3.44%, dated 11/26/2007, maturing 12/03/2007, maturity value $200,133,778 (19) *	200,000,000	200,000,000
Avg. rate of 4.48%, dated 11/26/2007, maturing 12/03/2007, maturity value $260,226,489 (20) *	260,000,000	260,000,000

Total Investments (cost $5,241,365,428) 100.2%		5,241,365,428
Other Assets and Liabilities (0.2%)		(13,010,531)

Net Assets 100.0%		$5,228,354,897

^^	Collateralized by:
(1)

$372,747,000 TIPS, 1.875% to 2.00%, 01/15/2014 to 07/15/2015, value including accrued interest is $438,601,063. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.

(2)	$58,922,000 U.S. Treasury Bill, 0.00%, 05/22/2008, value is $58,021,672; $131,053,000 TIPS, 4.25%, 01/15/2010, value including accrued interest is $176,579,194.
(3)	$256,771,920 GNMA, 6.00% to 6.50%, 10/20/2037 to 11/20/2037, value including accrued interest is $265,200,000.
(4)

$114,488,000 U.S. Treasury Note, 4.875%, 05/15/2009, value including accrued interest is $117,615,689; $21,875,000 U.S. Treasury Bond, 6.875%, 08/15/2025, value including accrued interest is $28,958,558; $58,135,000 U.S. Treasury Bill, 0.00%, 04/24/2008, value is $57,426,334; $211,755,000 TIPS, 1.625%, 01/15/2015, value including accrued interest is $234,600,109.

(5)	$176,540,000 TIPS, 2.00%, 07/15/2014, value including accrued interest is $204,002,713.

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

(6)

$1,451,524,226 U.S. Treasury STRIPS, 0.00%, 11/15/2018 to 05/15/2023, value is $826,200,001. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.

(7)	$424,330,477 GNMA, 5.00% to 7.00%, 09/15/2017 to 11/15/2037, value including accrued interest is $265,200,000.
(8)	$232,065,000 U.S. Treasury Notes, 3.625% to 3.875%, 05/15/2009 to 05/15/2013, value including accrued interest is $234,604,130.
(9)	$198,186,000 U.S. Treasury Notes, 3.875% to 4.75%, 05/15/2009 to 01/31/2012, value including accrued interest is 204,001,734.
(10)	$430,271,000 U.S. Treasury STRIPS, 0.00% to 8.75%, 05/15/2017 to 11/15/2021, value is $234,600,844.
(11)	$380,180,000 U.S. Treasury STRIPS, 0.00%, 11/15/2021, value is $204,000,779.
(12)

$133,960,000 U.S. Treasury Bond, 8.125%, 08/15/2019, value including accrued interest is $185,643,669; $47,063,000 U.S. Treasury Note, 4.25%, 08/15/2015, value including accrued interest is $48,960,924.

(13)	$147,210,000 U.S. Treasury Bond, 8.125%, 08/15/2019, value including accrued interest is $204,005,707.
(14)	$189,400,000 U.S. Treasury Note, 4.75%, 08/15/2017, value including accrued interest is $204,001,054.
(15)	$332,368,000 U.S. Treasury STRIPS, 0.00%, 05/15/2018 to 11/15/2020, value is $204,000,172.
(16)

$110,417,000 U.S. Treasury Notes, 3.125% to 5.75%, 05/15/2008 to 11/15/2017, value including accrued interest is $113,603,027; $30,255,000 U.S. Treasury Bonds, 4.50% to 11.25%, 02/15/2015 to 05/15/2037, value including accrued interest is $38,246,000; $94,000 U.S. Treasury Bill, 0.00%, 05/01/2008, value is $92,755; $8,375,000 TIPS, 3.875%, 01/15/2009, value including accrued interest is $11,165,706; $100,000 U.S. Treasury STRIPS, 0.00%, 05/15/2010, value is $93,031.

(17)

$96,200,000 U.S. Treasury Notes, 3.50% to 5.75%, 12/15/2009 to 08/15/2010, value including accrued interest is $100,830,962; $101,985,000 U.S. Treasury Bonds, 6.25% to 7.625%, 11/15/2016 to 02/15/2025, value including accrued interest is $133,769,740.

(18)	$3,745,000 U.S. Treasury Note, 2.625%, 05/15/2008, value including accrued interest is $3,751,885; $79,860,000 U.S. Treasury Bills, 0.00%, 02/07/2008 to 05/22/2008, value is $77,706,549.
(19)	$420,463,000 U.S. Treasury STRIPS, 0.00%, 08/15/2023 to 05/15/2024, value is $204,000,177.
(20)	$1,144,107,488 GNMA, 3.50% to 13.00%, 12/15/2008 to 06/15/2042, value including accrued interest is $265,201,968.
*	Variable rate repurchase agreement with rates which reset daily. Rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On November 30, 2007 the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 41.6%
FFCB:
4.52%, 12/03/2007	$30,000,000	$30,000,000
4.55%, 12/03/2007	40,000,000	40,000,000
5.30%, 07/23/2008	10,000,000	10,000,000
FRN, 4.50%, 12/03/2007	50,000,000	49,987,329
FHLB:
4.53%, 12/03/2007	60,000,000	60,000,000
4.625%, 12/04/2008	25,000,000	25,000,000
4.87%, 03/01/2008	75,000,000	75,000,000
5.25%, 06/11/2008	5,560,000	5,558,420
5.26%, 02/27/2008	10,000,000	10,000,000
FRN, 3.68%, 12/03/2007	35,000,000	35,000,000
FHLMC, 5.25%, 12/26/2007	10,000,000	10,000,000

Total U.S. Government & Agency Obligations (cost $350,545,749)		350,545,749

REPURCHASE AGREEMENTS ^^ 61.5%
Bank of America Corp., 4.50%, dated 11/30/2007, maturing 12/03/2007, maturity value $86,032,250 (1)	86,000,000	86,000,000
Barclays Capital, Inc., 4.52%, dated 11/30/2007, maturing 12/03/2007, maturity value $86,032,393 (2)	86,000,000	86,000,000
Deutsche Bank AG, 4.55%, dated 11/30/2007, maturing 12/03/2007, maturity value $80,030,333 (3)	80,000,000	80,000,000
Greenwich Capital Markets, 4.55%, dated 11/30/2007, maturing 12/03/2007, maturity value $86,032,608 (4)	86,000,000	86,000,000
HSBC Holdings, 4.50%, dated 11/30/2007, maturing 12/03/2007, maturity value $86,032,250 (5)	86,000,000	86,000,000
State Street Corp., 2.90%, dated 11/30/2007, maturing 12/03/2007, maturity value $94,061,109 (6)	94,038,383	94,038,383

Total Repurchase Agreements (cost $518,038,383)		518,038,383

Total Investments (cost $868,584,132) 103.1%		868,584,132
Other Assets and Liabilities (3.1%)		(26,308,998)

Net Assets 100.0%		$842,275,134

^^	Collateralized by:
	(1)	$90,639,000 FNMA, 0.00%, 09/26/2008, value is $87,720,424.
	(2)	$2,547,000 FHLMC, 5.125%, 10/23/2012, value including accrued interest is $2,618,946; $80,405,000 FNMA, 5.68%, 08/28/2017, value including accrued interest is $83,381,236.
(3)

$45,685,000 FHLB, 3.875% to 5.875%, 06/24/2010 to 07/07/2011, value including accrued interest is $46,703,626; $12,205,000 FHLMC, 3.50%, 04/28/2008, value including accrued interest is $12,214,167; $52,061,000 Resolution Funding Corp. STRIPS, 0.00%, 04/15/2018 to 04/15/2026, value is $22,682,507.

	(4)	$33,316,000 FFCB, 4.50% to 5.375%, 07/18/2011 to 10/17/2012, value including accrued interest is $35,267,163: $49,175,000 FHLB, 6.00%, 06/29/2022, value including accrued interest is $52,456,285.
	(5)	$119,244,000 Resolution Funding Corp. STRIPS, 0.00%, 01/15/2013 to 07/15/2020, value is $87,722,648.
	(6)	$96,450,000 U.S. Treasury Bill, 0.00%, 02/07/2008, value is $95,919,525.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
FNMA	Federal National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

On November 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)
	Princiapal Amount	Value

CERTIFICATES OF DEPOSIT 9.2%
Allied Irish Banks plc, 5.05%, 02/19/2008	$75,000,000	$75,000,000
Barclays Bank plc:
4.65%, 12/03/2007	50,000,000	49,999,769
5.22%, 12/26/2007	40,000,000	40,000,000
5.28%, 01/22/2008	30,000,000	30,000,000
Credit Suisse First Boston Corp., 5.32%, 01/03/2008	50,000,000	49,991,621
Deutsche Bank AG, 4.65%, 12/03/2007	75,000,000	75,000,000
Harris Bankcorp, Inc., 5.33%, 01/18/2008	50,000,000	50,000,000
HBOS plc, 5.28%, 01/14/2008	30,000,000	30,000,000
National Bank of Canada, 4.84%, 02/01/2008	100,000,000	100,001,956
Royal Bank of Scotland, 5.66%, 12/10/2007	30,000,000	30,000,000
SunTrust Banks, Inc., 4.57%, 12/03/2007	50,000,000	50,000,000
UBS AG, 5.45%, 03/07/2008	50,000,000	50,041,115

Total Certificates of Deposit (cost $630,034,461)		630,034,461

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
Floating-rate 1.1%
Paragon Mtge. plc, Ser. 13A, Class A1, 4.66%, 12/15/2007 144A + (cost $77,585,050)	77,585,050	77,585,050

COMMERCIAL PAPER 59.0%
Asset-Backed 26.8%
Anglesea Funding, LLC:
5.20%, 12/03/2007	50,000,000	50,000,000
5.22%, 12/21/2007	35,000,000	34,908,650
5.27%, 12/03/2007	45,000,000	45,000,000
Belmont Funding, LLC:
5.20%, 12/03/2007	25,000,000	25,000,000
5.29%, 01/18/2008	60,000,000	59,594,433
5.38%, 01/11/2008	75,000,000	74,562,875
5.50%, 12/07/2007	30,000,000	29,981,667
Charta, LLC, 4.87%, 01/23/2008	40,000,000	39,724,033
Chesham Finance, LLC:
4.88%, 12/07/2007	30,000,000	29,983,733
5.05%, 12/03/2007	40,000,000	40,000,000
5.12%, 01/04/2008	35,000,000	34,840,805
5.16%, 07/08/2008	25,000,000	24,219,590
Concord Minuteman Capital Co., LLC:
5.30%, 01/10/2008	75,000,000	74,580,417
5.45%, 02/05/2008	75,000,000	74,273,334
Crown Point Capital Co.:
4.85%, 12/03/2007	50,000,000	50,000,000
4.95%, 01/14/2008	50,000,000	49,711,250
4.95%, 02/15/2008	75,000,000	74,236,875
5.50%, 02/11/2008	25,000,000	24,732,639
Ebury Finance, LLC:
5.04%, 01/30/2008	70,000,000	69,431,600
5.10%, 12/03/2007	60,000,000	60,000,000
Fairway Finance Corp.:
4.75%, 12/11/2007	50,000,000	49,947,222
4.80%, 12/11/2007	48,400,000	48,348,373
Gemini Securitization Corp.:
4.72%, 12/03/2007	75,000,000	75,000,000
4.75%, 12/13/2007	50,000,000	49,934,028
4.80%, 12/03/2007	50,000,000	50,000,000
Lexington Parker Capital Corp., LLC:
4.95%, 01/16/2008	45,000,000	44,727,750
5.20%, 12/03/2007	50,000,000	50,000,000
5.30%, 01/18/2008	50,000,000	49,661,389
5.50%, 02/15/2008	50,000,000	49,434,722

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Princiapal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Morrigan Trust Funding, LLC, 5.24%, 01/17/2008	$25,000,000	$24,836,250
Perry Global Funding, Ltd., 6.00%, 12/13/2007	30,000,000	29,950,000
Rams Funding, LLC, 5.04%, 12/24/2007 +	23,846,270	23,846,270
Ranger Funding Co., LLC, 5.19%, 03/18/2008	50,000,000	49,235,917
Thames Asset Global Securitization, Inc., 5.00%, 12/07/2007	50,000,000	49,972,222
Thunder Bay Funding, LLC:
4.80%, 12/03/2007	40,017,000	40,017,000
4.80%, 12/17/2007	50,000,000	49,906,667
5.07%, 12/17/2007	43,470,000	43,384,292
5.20%, 03/25/2008	50,000,000	49,183,889
Windmill Funding Corp., 4.73%, 01/04/2008	40,000,000	39,831,822

		1,831,999,714

Capital Markets 0.9%
Natexis Banques Populaires, 4.72%, 12/28/2007	60,000,000	59,803,333

Commercial Banks 26.0%
Allied Irish Banks plc, 4.70%, 02/28/2008	30,000,000	29,659,250
Australia and New Zealand Banking Group, Ltd.:
5.00%, 12/03/2007	50,000,000	50,000,000
5.48%, 12/13/2007	30,000,000	29,954,375
Bank of Nova Scotia:
4.62%, 12/12/2007	50,000,000	49,942,250
5.03%, 12/10/2007	50,000,000	49,951,097
Barclays U.S. Funding, LLC, 5.18%, 01/10/2008	30,000,000	29,835,967
Bayerische Landesbank, 4.77%, 12/27/2007	100,000,000	99,682,000
BNP Paribas SA:
4.54%, 12/05/2007	40,000,000	39,989,911
4.62%, 12/03/2007	25,000,000	25,000,000
Commerzbank US Finance:
4.63%, 12/13/2007	45,000,000	44,942,125
4.72%, 12/27/2007	30,000,000	29,905,600
5.12%, 01/14/2008	75,000,000	74,552,000
Danske Corp.:
4.55%, 12/05/2007	40,000,000	39,989,889
4.57%, 12/10/2007	50,000,000	49,955,569
4.74%, 12/28/2007	60,000,000	59,802,500
Depfa Bank plc, 5.17%, 01/02/2008	85,000,000	84,633,792
Dexia Delaware, LLC:
4.76%, 01/08/2008	50,000,000	49,762,000
5.03%, 12/06/2007	75,000,000	74,968,594
5.06%, 02/15/2008	35,000,000	34,635,961
Dresdner U.S. Finance, Inc., 4.59%, 12/03/2007	100,000,000	100,000,000
Erste Finance, LLC, 4.77%, 12/05/2007	100,000,000	99,973,500
HBOS plc, 5.25%, 03/12/2008	55,000,000	54,197,917
Landesbank Baden-Wurttemberg:
4.73%, 01/09/2008	100,000,000	99,513,861
4.81%, 01/08/2008	50,000,000	49,759,500
Natixis, 4.59%, 12/12/2007	100,000,000	99,885,250
Skandinaviska Enskilda Banken AB, 4.82%, 01/28/2008	50,000,000	49,625,111
Societe Generale:
4.73%, 12/31/2007	50,000,000	49,816,250
4.75%, 12/03/2007	150,000,000	150,000,000
5.16%, 01/04/2008	50,000,000	49,770,667
Swedbank AB, 5.63%, 12/10/2007	30,000,000	29,967,158

		1,779,672,094

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Princiapal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services 2.1%
UBS Finance Delaware, Inc.:
4.75%, 05/27/2008	$110,000,000	$107,445,556
5.42%, 01/14/2008	35,000,000	34,778,683

		142,224,239

Insurance 1.3%
Irish Life & Permanent plc:
5.03%, 04/14/2008	11,000,000	10,795,586
5.24%, 01/18/2008	80,000,000	79,464,356

		90,259,942

Thrifts & Mortgage Finance 1.9%
Nationwide Building Society:
5.18%, 01/15/2008	50,000,000	49,690,639
5.54%, 12/14/2007	50,000,000	49,915,361
5.67%, 12/13/2007	30,000,000	29,952,750

		129,558,750

Total Commercial Paper (cost $4,033,518,072)		4,033,518,072

CORPORATE BONDS 23.2%
Capital Markets 6.3%
Bear Stearns Cos., FRN:
4.58%, 12/03/2007	25,000,000	25,000,000
4.65%, 12/14/2007 144A	100,000,000	100,000,000
5.16%, 01/29/2008	30,000,000	30,011,835
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Lehman Brothers Holdings, Inc.:
4.80%, 12/10/2007	28,000,000	27,973,867
FRN, 5.36%, 12/27/2007	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN:
4.79%, 12/15/2007	25,000,000	25,000,000
4.93%, 12/24/2007	100,000,000	100,000,000

		432,985,702

Commercial Banks 4.0%
Branch Banking & Trust Co., 4.81%, 12/21/2007	75,000,000	75,000,000
Marshall & Ilsley Corp., 5.16%, 12/17/2007	145,000,000	144,992,618
Wells Fargo & Co., FRN, 4.71%, 12/10/2007	50,000,000	50,012,507

		270,005,125

Consumer Finance 7.8%
American Express Centurion Bank, FRN, 4.87%, 12/07/2007	75,000,000	75,000,000
American Express Co., FRN, 4.66%, 12/17/2007	50,000,000	49,998,142
American Honda Finance Corp., FRN:
4.71%, 12/20/2007 144A	50,000,000	50,000,000
5.05%, 02/20/2008 144A	100,000,000	100,000,000
BMW U.S. Capital Corp., LLC, FRN, 4.68%, 12/03/2007	75,000,000	75,000,000
General Electric Capital Corp., FRN, 4.81%, 12/24/2007	45,000,000	45,000,000
John Deere Capital Corp., FRN, 5.38%, 12/27/2007	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 4.55%, 12/03/2007	100,000,000	100,000,000

		534,998,142

Diversified Consumer Services 0.2%
AARP, FRN, 4.85%, 12/06/2007	10,000,000	10,000,000

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)
	Princiapal Amount	Value

CORPORATE BONDS continued
Diversified Financial Services 3.1%
Beta Finance, Inc., FRN, SIV, 3.61%, 12/04/2007 144A +	$70,000,000	$70,000,000
JPMorgan Chase & Co., FRN, 4.70%, 12/03/2007	45,000,000	44,896,067
Sigma Finance, Inc., FRN, SIV:
3.63%, 12/04/2007 144A +	60,000,000	60,000,000
5.38%, 04/23/2008 144A +	35,000,000	35,000,000

		209,896,067

Food & Staples Retailing 1.1%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	75,000,000	75,214,047

Insurance 0.7%
Allstate Corp., FRN, 4.79%, 12/27/2007	25,000,000	25,000,000
Genworth Financial, Inc., FRN, 4.65%, 12/11/2007 144A	25,000,000	25,000,000

		50,000,000

Total Corporate Bonds (cost $1,583,099,083)		1,583,099,083

FUNDING AGREEMENTS 1.6%
Jackson National Life Funding Agreement, 5.32%, 01/01/2008 +	18,000,000	18,000,000
Metropolitan Life Funding Agreement, 5.33%, 01/15/2008 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
4.91%, 12/01/2007 +	50,000,000	50,000,000
4.92%, 12/01/2007 +	15,000,000	15,000,000

Total Funding Agreements (cost $108,000,000)		108,000,000

MUNICIPAL OBLIGATIONS 0.2%
Miscellaneous Revenue 0.2%
SF Tarns, LLC, FRN, 4.86%, 12/06/2007 (cost $16,280,000)	16,280,000	16,280,000

YANKEE OBLIGATIONS – CORPORATE 4.3%
Commercial Banks 4.3%
Bank of Ireland, FRN, 4.68%, 12/19/2007 144A	50,000,000	50,000,000
Bank of Nova Scotia, 4.58%, 12/11/2007	30,000,000	29,969,467
HSH Nordbank AG, FRN, 4.79%, 12/21/2007 144A	75,000,000	75,000,000
Royal Bank of Canada, FRN, 4.65%, 12/06/2007 144A	35,000,000	35,000,000
Royal Bank of Scotland, FRN:
4.76%, 12/03/2007 144A	50,000,000	50,000,000
5.49%, 03/19/2008 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $289,969,467)		289,969,467

TIME DEPOSIT 1.4%
State Street Corp., 3.50%, 12/03/2007 (cost $93,614,639)	93,614,639	93,614,639

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 5.07% q	1,081,916	1,081,916
Federated Prime Value Obligations Fund, Class IS, 4.87% q	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund, Class IS, 3.61% q	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $6,833,520,694) 100.0%		6,833,520,694
Other Assets and Liabilities 0.0%		(697,076)

Net Assets 100.0%		$6,832,823,618

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

4

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

Summary of Abbreviations

FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On November 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust
By:
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: January 29, 2008